                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-4260

                   RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 5/31

Date of reporting period: 11/30

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
SHORT DURATION U.S. GOVERNMENT FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2009


RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND SEEKS
TO PROVIDE SHAREHOLDERS WITH A HIGH LEVEL OF CURRENT
INCOME AND SAFETY OF PRINCIPAL CONSISTENT WITH
INVESTMENT IN U.S. GOVERNMENT AND GOVERNMENT AGENCY
SECURITIES.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   22

Statement of Operations............   24

Statements of Changes in Net
  Assets...........................   26

Financial Highlights...............   28

Notes to Financial Statements......   35

Proxy Voting.......................   52




--------------------------------------------------------------------------------
    RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Short Duration U.S. Government Fund (the Fund) Class A shares rose
  4.05% (excluding sales charge) for the six months ended Nov. 30, 2009.

> The Fund outperformed its benchmark, the Barclays Capital U.S. 1-3 Year
  Government Index, which gained 1.52% for the same period.

> The Fund also outperformed the Lipper Short U.S. Government Funds Index, representing the Fund's peer group, which advanced 2.50% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended Nov. 30, 2009)
--------------------------------------------------------------------------------



                            6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------
RiverSource Short Duration
  U.S. Government Fund
  Class A (excluding sales
  charge)                     +4.05%   +7.12%   +3.45%   +3.20%   +3.59%
-------------------------------------------------------------------------
Barclays Capital U.S. 1-3
  Year Government Index(1)
  (unmanaged)                 +1.52%   +3.21%   +5.29%   +4.37%   +4.73%
-------------------------------------------------------------------------
Lipper Short U.S.
  Government Funds
  Index(2)                    +2.50%   +5.58%   +4.43%   +3.84%   +4.16%
-------------------------------------------------------------------------


* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 3.00% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
2  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Barclays Capital U.S. 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of
    2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Short U.S. Government Funds Index includes the 30 largest short U.S. government funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
    RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT NOV. 30, 2009
Without sales                                                          SINCE
charge               6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  8/19/85)             +4.05%   +7.12%   +3.45%   +3.20%   +3.59%       N/A
-------------------------------------------------------------------------------
Class B (inception
  3/20/95)             +3.64%   +6.07%   +2.59%   +2.39%   +2.79%       N/A
-------------------------------------------------------------------------------
Class C (inception
  6/26/00)             +3.64%   +6.30%   +2.74%   +2.43%     N/A      +3.03%
-------------------------------------------------------------------------------
Class I (inception
  3/4/04)              +4.03%   +7.53%   +3.84%   +3.54%     N/A      +3.10%
-------------------------------------------------------------------------------
Class R2
  (inception
  8/3/09)                N/A      N/A      N/A      N/A      N/A      +2.64%*
-------------------------------------------------------------------------------
Class R4
  (inception
  3/20/95)             +3.86%   +7.23%   +3.58%   +3.36%   +3.75%       N/A
-------------------------------------------------------------------------------
Class W (inception
  12/1/06)             +3.79%   +7.05%     N/A      N/A      N/A      +3.31%
-------------------------------------------------------------------------------



                                                                       SINCE
With sales charge    6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  8/19/85)             +0.93%   +3.90%   +2.41%   +2.58%   +3.28%        N/A
-------------------------------------------------------------------------------
Class B (inception
  3/20/95)             -1.86%   +1.07%   +1.64%   +2.02%   +2.79%        N/A
-------------------------------------------------------------------------------
Class C (inception
  6/26/00)             +2.64%   +5.30%   +2.74%   +2.43%     N/A       +3.03%
-------------------------------------------------------------------------------


 *Not annualized.
**For classes with less than 10 years performance.

Class A share performance reflects the maximum initial sales charge of 3.00%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R4, and Class W shares. Class I, Class R2 and Class R4 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.


--------------------------------------------------------------------------------
4  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
   X                      HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
------------------------------------------------------


Weighted average life(1)     2.6 years
--------------------------------------
Effective duration(2)        1.8 years
--------------------------------------
Weighted average bond
  rating(3)                        AAA
--------------------------------------


(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

Shares of RiverSource Short Duration U.S. Government Fund are not insured or guaranteed by the U.S. government.

There are risks associated with an investment in a bond fund, including the impact of interest rates and credit. These and other risk considerations are discussed in the Fund's prospectus. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.


--------------------------------------------------------------------------------
    RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


PORTFOLIO BREAKDOWN(1) (at Nov. 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Asset-Backed                                8.3%
------------------------------------------------
Commercial Mortgage-Backed                  1.7%
------------------------------------------------
FDIC - Insured Debt(2)                      7.4%
------------------------------------------------
Foreign Government                          0.1%
------------------------------------------------
Government Guaranteed(3)                    0.1%
------------------------------------------------
Residential Mortgage-Backed(4)             39.9%
------------------------------------------------
U.S. Government Obligations & Agencies     38.7%
------------------------------------------------
Other(5)                                    3.8%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of Nov. 30, 2009. The Fund's composition is subject to change.

(2) Debt guaranteed under the FDIC's Temporary Liquidity Guarantee Program
    (TLGP).
(3) Debt guaranteed by the HM Treasury, United Kingdom.
(4) Of the 39.9%, 3.7% is due to forward commitment residential mortgage-backed securities activity. Short-term securities are held as collateral for these commitments.
(5) Cash & Cash Equivalents.

QUALITY BREAKDOWN (at Nov. 30, 2009; % of portfolio assets excluding cash equivalents)
---------------------------------------------------------------------

AAA bonds                                  91.8%
------------------------------------------------
AA bonds                                    3.1%
------------------------------------------------
A bonds                                     2.2%
------------------------------------------------
BBB bonds                                   1.5%
------------------------------------------------
Non-investment grade bonds                  0.5%
------------------------------------------------
Non-rated bonds                             0.9%
------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating.


--------------------------------------------------------------------------------
6  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until Nov. 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
    RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                   BEGINNING         ENDING        EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                JUNE 1, 2009(a)  NOV. 30, 2009  THE PERIOD(b)  EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,040.50        $4.45           .86%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,020.98        $4.40           .86%
--------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,036.40        $8.36          1.62%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,017.13        $8.28          1.62%
--------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,036.40        $8.36          1.62%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,017.13        $8.28          1.62%
--------------------------------------------------------------------------------------------

Class I
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,040.30        $2.48           .48%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.91        $2.46           .48%
--------------------------------------------------------------------------------------------

Class R2
--------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,026.40        $4.23          1.28%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.85        $6.55          1.28%
--------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,038.60        $4.03           .78%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,021.39        $4.00           .78%

--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                   BEGINNING         ENDING        EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                JUNE 1, 2009(a)  NOV. 30, 2009  THE PERIOD(b)  EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class W
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,037.90        $4.80           .93%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,020.63        $4.76           .93%
--------------------------------------------------------------------------------------------


(a) The beginning account values for Class R2 are as of the close of business on Aug. 3, 2009 (when shares of the class became publicly available) for actual expense calculations, and as of June 1, 2009 for hypothetical expense calculations.
(b) Expenses for Classes A, B, C, I, R4 and W are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period). Actual expenses for Class R2 are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 119/365 (to reflect the period from Aug. 3, 2009 to Nov. 30, 2009). Hypothetical expenses for Class R2 are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Nov. 30, 2009: +4.05% for Class A, +3.64% for Class B, +3.64% for Class C, +4.03% for Class I, +3.86% for Class R4 and +3.79% for Class W.
(d) Based on the actual return for Class R2 of +2.64% for the period from Aug. 3, 2009 (when shares of the Class became publicly available) to Nov. 30, 2009.


--------------------------------------------------------------------------------
    RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

NOV. 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (91.6%)
                                      COUPON         PRINCIPAL
ISSUER                                 RATE            AMOUNT             VALUE(a)
FOREIGN AGENCIES (0.1%)(C)
KFW
 04-16-12                              2.25%            $395,000          $404,966
----------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (40.0%)
Federal Home Loan Banks
 05-20-11                              2.63            2,565,000         2,643,825
 09-16-11                              1.23           14,000,000        14,004,844
 09-28-11                              1.25           14,000,000        14,009,142
 09-29-11                              1.30           12,000,000        12,008,400
 12-28-11                              1.00           14,550,000(l)     14,578,429
 08-24-12                              2.30           17,000,000        17,066,147
 09-28-12                              0.66            4,325,000(i)      4,341,448
 10-18-13                              3.63            2,000,000(l)      2,137,056
 11-17-17                              5.00              500,000(l)        555,827
Federal Home Loan Mtge Corp
 06-15-11                              6.00              500,000(l)        541,494
 12-15-11                              1.13           11,525,000(l)     11,599,773
 02-24-12                              2.05            5,880,000         5,899,351
 03-23-12                              2.13            3,105,000         3,181,892
 08-17-12                              2.18            6,425,000         6,447,076
 08-17-12                              2.25            9,640,000         9,670,925
 08-20-12                              5.50            2,610,000(l)      2,909,628
 08-24-12                              2.25            6,705,000         6,777,535
 07-15-14                              5.00              900,000         1,010,865
 06-13-18                              4.88            5,405,000         5,969,487
Federal Natl Mtge Assn
 06-09-10                              3.26              580,000           588,684
 08-12-10                              3.25              870,000           887,466
 03-02-11                              2.00           12,935,000        12,991,733
 04-15-11                              2.13            7,700,000         7,744,475
 04-29-11                              0.60            3,121,000(i)      3,121,120
 10-29-12                              1.88           15,000,000        15,096,630
 11-19-12                              4.75              730,000(l)        802,952
 04-09-13                              3.25           14,350,000(l)     15,172,915
 07-17-13                              4.38            5,020,000         5,476,740
 01-02-14                              5.13            9,000,000         9,726,660
 02-05-14                              2.75            7,335,000(l)      7,564,414
 02-13-17                              5.00            2,500,000(l)      2,805,813
Private Export Funding U.S. Govt Guaranty
 10-15-14                              3.05            5,675,000         5,833,686
U.S. Treasury
 07-31-11                              1.00            3,250,000         3,276,913
 01-15-12                              1.13           17,000,000        17,132,804
 06-15-12                              1.88            6,690,000(l)      6,856,728
 11-15-12                              1.38           13,890,000(l)     13,999,606
 02-29-16                              2.63            3,000,000         3,030,936
 11-15-16                              4.63            1,000,000         1,127,109
 02-15-19                              2.75            2,885,000         2,789,434
 05-15-19                              3.13              965,000           960,250
 02-15-29                              5.25            2,475,000(l)      2,864,040
 02-15-31                              5.38              375,000(l)        441,504
 02-15-36                              4.50              585,000           615,347
 11-15-39                              4.38            1,755,000         1,808,473
U.S. Treasury Inflation-Indexed Bond
 04-15-14                              1.25            3,183,866(g)      3,331,682
                                                                       -----------
Total                                                                  281,401,258
----------------------------------------------------------------------------------

ASSET-BACKED (8.6%)
Ameriquest Mtge Securities
 Series 2005-R6 Cl A2
 08-25-35                              0.44            1,974,161(i)      1,734,792
Asset Backed Securities Home Equity
 Series 2005-HE2 Cl M1
 02-25-35                              0.69            2,146,738(i)      1,818,925
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2009-R14A Cl 1A1
 09-26-37                              1.33            4,897,922(d,i)    4,702,006
Bank of America Credit Card Trust
 Series 2008-A5 Cl A5
 12-16-13                              1.44            2,025,000(i)      2,028,871
Bear Stearns Asset Backed Securities Trust
 Series 2006-HE9 Cl 1A1
 11-25-36                              0.29            1,118,670(i)      1,007,841
Countrywide Asset-Backed Ctfs
 Series 2005-SD1 Cl A1C
 05-25-35                              0.63            2,799,406(d,i)    2,623,763


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                      COUPON         PRINCIPAL
ISSUER                                 RATE            AMOUNT             VALUE(a)
ASSET-BACKED (CONT.)
Credit-Based Asset Servicing and Securitization LLC
 Series 2007-CB4 Cl A1A
 04-25-37                              0.33%          $2,774,542(i)     $2,065,203
First Franklin Mtge Loan Asset-backed Ctfs
 Series 2005-FFH3 Cl 2A3
 09-25-35                              0.65              535,125(i)        520,507
First Franklin Mtge Loan Asset-backed Ctfs
 Series 2006-FF18 Cl A2A
 12-25-37                              0.31              529,301(i)        517,969
GSAA Trust
 Series 2006-10 Cl AV1
 06-25-36                              0.32              496,789(i)        482,601
GSAA Trust
 Series 2006-15 Cl AV1
 09-25-36                              0.29            2,749,472(i)      2,736,751
Morgan Stanley Capital I
 Series 2006-WMC1 Cl A2B
 12-25-35                              0.44            2,127,540(i)      1,920,912
Morgan Stanley Home Equity Loan Trust
 Series 2006-2 Cl A3
 02-25-36                              0.41            1,298,578(i)      1,159,378
NovaStar Home Equity Loan
 Series 2006-4 Cl A2A (MGIC)
 09-25-36                              0.28              201,066(b,i)      198,868
RAAC Series
 Series 2006-SP4 Cl A1
 11-25-36                              0.34            2,441,864(i)      2,275,609
RBSSP Resecuritization Trust
 Collateralized Mtge Obligation
 Series 2009-10 Cl 4A1
 07-26-36                              0.38            3,616,720(d,i)    3,399,716
RBSSP Resecuritization Trust
 Collateralized Mtge Obligation
 Series 2009-10 Cl 7A1
 03-26-37                              0.33            3,607,399(d,i)    3,499,177
RBSSP Resecuritization Trust
 Collateralized Mtge Obligation
 Series 2009-11 Cl 2A1
 04-26-36                              0.38            5,545,225(d,i)    5,323,416
RBSSP Resecuritization Trust
 Collateralized Mtge Obligation
 Series 2009-12 Cl 2A1
 10-26-32                              4.77            2,958,400(d)      2,936,212
Residential Asset Mtge Products
 Series 2004 RS8 Cl AI4
 06-25-32                              5.06            2,536,544         2,509,053
Residential Asset Mtge Products
 Series 2006 RS4 Cl A2
 07-25-36                              0.35              980,017           937,972
Small Business Administration
 Series 2002-P10B Cl 1
 08-10-12                              5.20              287,212           302,333
Structured Asset Investment Loan Trust
 Series 2005-9 Cl A5
 11-25-35                              0.47            2,587,236(i)      2,418,241
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2006-NC1 Cl A6
 05-25-36                              0.29            1,496,367(i)      1,422,056
Structured Asset Securities
 Series 2007-WF2 Cl A2
 08-25-37                              0.94            1,929,730(i)      1,894,988
Target Credit Card Master Trust
 Series 2005-1 Cl A
 10-27-14                              0.30           10,250,000(i)     10,071,203
                                                                       -----------
Total                                                                   60,508,363
----------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (1.7%)(f)
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR6 Cl A4
 11-11-41                              4.52            1,575,000         1,543,893
Federal Home Loan Mtge Corp
 Multifamily Structured Pass-Through Ctfs
 Series K001 Cl A2
 04-25-16                              5.65            4,976,687         5,556,530
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                              4.18            5,225,173         5,220,320
                                                                       -----------
Total                                                                   12,320,743
----------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE-BACKED (41.2%)(f,h)
Citigroup Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR9 Cl 1A1
 11-25-36                              0.31              346,262(i)        312,713


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                      COUPON         PRINCIPAL
ISSUER                                 RATE            AMOUNT             VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Citigroup Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2009-3 Cl 3A2
 01-19-34                              4.68%          $2,915,000(d,i)   $2,813,554
Citigroup Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2009-7 Cl 4A2
 09-25-35                              4.56            5,600,980(d,i)      777,136
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-OA11 Cl A3B1
 09-25-46                              0.42            1,929,708(i)      1,503,874
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                              0.74            3,533,775(i)        411,515
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                              7.00            3,663,216(d)      3,197,832
Credit Suisse First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2003-1 Cl 1A1
 02-25-33                              7.00            1,082,029         1,072,486
Federal Home Loan Mtge Corp
 12-01-24                              4.50            3,000,000(e)      3,140,157
 12-01-39                              5.50            3,250,000(e)      3,459,219
 12-01-39                              6.00            1,000,000(e)      1,072,656
Federal Home Loan Mtge Corp #1G2547
 12-01-36                              6.10            1,263,020(i)      1,350,997
Federal Home Loan Mtge Corp #1G2598
 01-01-37                              6.08            1,769,703(i)      1,876,756
Federal Home Loan Mtge Corp #1J0614
 09-01-37                              5.68            2,676,846(i)      2,836,145
Federal Home Loan Mtge Corp #1Q0140
 08-01-36                              6.16              671,445(i)        713,424
Federal Home Loan Mtge Corp #A18107
 01-01-34                              5.50            2,301,780         2,460,656
Federal Home Loan Mtge Corp #A75929
 04-01-38                              7.00              286,033           313,593
Federal Home Loan Mtge Corp #B10459
 10-01-18                              5.50              888,147           959,347
Federal Home Loan Mtge Corp #C00351
 07-01-24                              8.00              189,740           218,274
Federal Home Loan Mtge Corp #C00385
 01-01-25                              9.00              324,557           365,525
Federal Home Loan Mtge Corp #C80329
 08-01-25                              8.00               61,159            70,380
Federal Home Loan Mtge Corp #E00398
 10-01-10                              7.00               73,383            75,174
Federal Home Loan Mtge Corp #E81240
 06-01-15                              7.50            2,224,465         2,419,918
Federal Home Loan Mtge Corp #E90650
 07-01-12                              5.50               64,859            67,125
Federal Home Loan Mtge Corp #E92454
 11-01-17                              5.00            1,933,567         2,076,792
Federal Home Loan Mtge Corp #E96624
 05-01-18                              5.00            1,081,369         1,159,441
Federal Home Loan Mtge Corp #G00363
 06-01-25                              8.00              241,044           277,388
Federal Home Loan Mtge Corp #G00501
 05-01-26                              9.00              426,479           492,581
Federal Home Loan Mtge Corp #G04710
 09-01-38                              6.00            1,540,062         1,654,006
Federal Home Loan Mtge Corp #G10669
 03-01-12                              7.50              583,936           618,969
Federal Home Loan Mtge Corp #G11243
 04-01-17                              6.50            8,914,777         9,679,223
Federal Home Loan Mtge Corp #G12100
 11-01-13                              5.00            1,831,813         1,914,657
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 11 Cl B
 01-01-20                              2.97                6,050(j)          1,703
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2471 Cl SI
 03-15-32                             20.43            1,076,553(j)        167,108
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 3517 Cl JI
 12-15-12                             36.33            2,392,322(j)         34,010


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                      COUPON         PRINCIPAL
ISSUER                                 RATE            AMOUNT             VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 3550 Cl GS
 07-15-39                             22.65%         $11,454,955(j)     $1,288,223
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 3578
 04-15-12                             31.61           47,665,045(j)        989,240
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 3600 Cl DI
 01-15-13                              0.00           38,102,622(j)      1,089,497
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2617 Cl HD
 06-15-16                              7.00            3,482,095         3,674,096
Federal Home Loan Mtge Corp
 Multifamily Structured Pass-Through Ctfs
 Series K003 Cl A1
 07-25-13                              2.23            4,954,482         5,029,633
Federal Natl Mtge Assn
 12-01-39                              6.00           15,000,000(e)     16,078,124
 12-01-39                              6.50            3,000,000(e)      3,240,468
Federal Natl Mtge Assn #125032
 11-01-21                              8.00               90,237           102,852
Federal Natl Mtge Assn #190129
 11-01-23                              6.00              711,314           766,214
Federal Natl Mtge Assn #190988
 06-01-24                              9.00              162,405           177,471
Federal Natl Mtge Assn #254384
 06-01-17                              7.00              209,372           228,247
Federal Natl Mtge Assn #254454
 08-01-17                              7.00              414,555           451,927
Federal Natl Mtge Assn #254723
 05-01-23                              5.50            6,178,295         6,649,749
Federal Natl Mtge Assn #255501
 09-01-14                              6.00              416,860           441,656
Federal Natl Mtge Assn #256901
 09-01-37                              6.50            1,736,083         1,871,952
Federal Natl Mtge Assn #303885
 05-01-26                              7.50              320,902           364,630
Federal Natl Mtge Assn #313007
 07-01-11                              7.50               52,608            53,723
Federal Natl Mtge Assn #336512
 02-01-26                              6.00               41,141            44,478
Federal Natl Mtge Assn #357485
 02-01-34                              5.50            9,120,105         9,742,480
Federal Natl Mtge Assn #407327
 01-01-14                              5.50              225,820           243,782
Federal Natl Mtge Assn #456374
 12-01-13                              5.50              399,367           431,133
Federal Natl Mtge Assn #508402
 08-01-14                              6.50              201,949           219,381
Federal Natl Mtge Assn #545818
 07-01-17                              6.00            8,721,925         9,483,305
Federal Natl Mtge Assn #545864
 08-01-17                              5.50            7,601,596         8,241,641
Federal Natl Mtge Assn #545910
 08-01-17                              6.00            1,380,415         1,500,915
Federal Natl Mtge Assn #555063
 11-01-17                              5.50            5,735,799         6,228,394
Federal Natl Mtge Assn #555367
 03-01-33                              6.00            6,931,029         7,507,035
Federal Natl Mtge Assn #579485
 04-01-31                              6.50            1,708,678         1,884,678
Federal Natl Mtge Assn #593829
 12-01-28                              7.00            1,286,492         1,433,875
Federal Natl Mtge Assn #601416
 11-01-31                              6.50              605,488           661,066
Federal Natl Mtge Assn #630993
 09-01-31                              7.50            1,911,680         2,175,876
Federal Natl Mtge Assn #648040
 06-01-32                              6.50            1,816,568         1,980,308
Federal Natl Mtge Assn #648349
 06-01-17                              6.00            5,038,743         5,478,462
Federal Natl Mtge Assn #651284
 07-01-17                              6.00              989,513         1,075,922
Federal Natl Mtge Assn #662866
 11-01-17                              6.00              954,675         1,036,552
Federal Natl Mtge Assn #665752
 09-01-32                              6.50              934,841         1,019,105


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                      COUPON         PRINCIPAL
ISSUER                                 RATE            AMOUNT             VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #678940
 02-01-18                              5.50%          $1,542,628        $1,675,413
Federal Natl Mtge Assn #686227
 02-01-18                              5.50            2,073,496         2,254,666
Federal Natl Mtge Assn #696837
 04-01-18                              5.50            2,318,469         2,522,197
Federal Natl Mtge Assn #704610
 06-01-33                              5.50            8,445,941(n)      9,022,310
Federal Natl Mtge Assn #722325
 07-01-33                              4.95            4,223,434(i)      4,466,307
Federal Natl Mtge Assn #725425
 04-01-34                              5.50            6,943,650         7,429,968
Federal Natl Mtge Assn #725431
 08-01-15                              5.50            4,417,366         4,768,730
Federal Natl Mtge Assn #725773
 09-01-34                              5.50            5,944,232         6,347,093
Federal Natl Mtge Assn #739243
 09-01-33                              6.00            2,438,087         2,666,729
Federal Natl Mtge Assn #739331
 09-01-33                              6.00            1,222,996         1,322,340
Federal Natl Mtge Assn #743524
 11-01-33                              5.00            2,610,233         2,747,117
Federal Natl Mtge Assn #745275
 02-01-36                              5.00              830,843           873,115
Federal Natl Mtge Assn #745392
 12-01-20                              4.50              807,308           854,653
Federal Natl Mtge Assn #753508
 11-01-33                              5.00            2,625,712         2,763,408
Federal Natl Mtge Assn #791447
 10-01-34                              6.00            3,868,086         4,176,248
Federal Natl Mtge Assn #797046
 07-01-34                              5.50            2,455,359         2,621,767
Federal Natl Mtge Assn #799843
 11-01-34                              2.63              870,143(i)        881,118
Federal Natl Mtge Assn #815463
 02-01-35                              5.50            1,429,644         1,526,536
Federal Natl Mtge Assn #829597
 08-01-35                              4.73            1,096,678(i)      1,137,467
Federal Natl Mtge Assn #832641
 09-01-35                              6.00            5,237,756         5,641,943
Federal Natl Mtge Assn #881886
 04-01-36                              5.36              677,886(i)        713,691
Federal Natl Mtge Assn #883267
 07-01-36                              6.50            3,790,090         4,157,169
Federal Natl Mtge Assn #886764
 08-01-36                              6.00              556,996(i)        591,767
Federal Natl Mtge Assn #887403
 07-01-36                              7.00            2,362,087         2,632,706
Federal Natl Mtge Assn #888989
 06-01-37                              5.92            3,947,249(i)      4,223,557
Federal Natl Mtge Assn #895834
 04-01-36                              6.02            1,054,608(i)      1,119,783
Federal Natl Mtge Assn #919341
 05-01-37                              6.50            2,813,003         3,042,383
Federal Natl Mtge Assn #946609
 09-01-37                              5.80              839,041(i)        889,888
Federal Natl Mtge Assn #967656
 12-01-37                              6.50            3,101,630         3,354,546
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 163 Cl 2
 07-25-22                             22.15              394,671(j)         68,631
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-18 Cl SE
 02-25-32                             32.60            2,121,184(j)        282,202
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-26 Cl MI
 03-25-23                             15.70            1,112,303(j)        133,975
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                              8.63            2,946,794(j)        375,830
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                              5.34            1,586,467(j)        183,717


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                      COUPON         PRINCIPAL
ISSUER                                 RATE            AMOUNT             VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2008-40 Cl AI
 08-25-12                             12.75%         $10,083,986(j)       $194,310
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 36 Cl 2
 08-01-18                             18.30                3,458(j)            630
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 70 Cl 2
 01-15-20                             16.12              152,522(j)         34,822
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Principal Only
 Series G-15 Cl A
 06-25-21                              2.49               19,892(k)         18,576
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-W11 Cl A1
 06-25-33                              4.33               99,506(i)         90,614
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2004-60 Cl PA
 04-25-34                              5.50            2,560,497         2,745,857
Govt Natl Mtge Assn #615740
 08-15-13                              6.00              435,709           471,092
Govt Natl Mtge Assn #648339
 10-15-35                              5.50            1,307,964         1,400,096
Govt Natl Mtge Assn #716007
 08-15-39                              6.00            6,117,582         6,556,507
Govt Natl Mtge Assn #781507
 09-15-14                              6.00            2,031,813         2,150,806
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2004-3 Cl JB
 05-20-29                              5.00              152,358           153,772
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2009-105 Cl A
 12-16-50                              3.46            7,150,000         7,225,969
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2009-63 Cl A
 01-16-38                              3.40            4,796,887         4,883,104
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2009-71 Cl A
 04-16-38                              3.30            7,124,178         7,269,440
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2009-90 Cl AC
 01-16-33                              3.14            5,400,000         5,436,471
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 3A
 06-19-34                              0.99              279,145(i)        175,361
Jefferies & Co
 Collateralized Mtge Obligation
 Series 2009-R10 Cl 1A1
 06-26-47                              0.36              534,040(d,i)      520,689
Jefferies & Co
 Collateralized Mtge Obligation
 Series 2009-R10 Cl 2A1
 05-26-48                              0.33              844,723(d,i)      819,381
Lehman XS Trust
 Series 2006-16N Cl A1B
 11-25-46                              0.36              848,187(i)        797,555
LVII Resecuritization Trust
 Collateralized Mtge Obligation
 Series 2009-3 Cl A1
 11-27-37                              5.76            1,425,009(d,i)    1,425,009
Morgan Stanley Mtge Loan Trust
 Series 2006-13AX Cl A1
 10-25-36                              0.33            1,451,183(i)        883,057
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-18 Cl 9A1
 09-25-35                              5.25            1,613,190(i)      1,551,997


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                      COUPON         PRINCIPAL
ISSUER                                 RATE            AMOUNT             VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                              5.50%          $2,541,096        $2,316,467
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-12 Cl A1
 10-25-36                              6.00            3,701,241         3,630,110
                                                                       -----------
Total                                                                  290,671,086
----------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $630,044,809)                                                  $645,306,416
----------------------------------------------------------------------------------



FDIC-INSURED DEBT (7.6%)(o)
                                      COUPON         PRINCIPAL
ISSUER                                 RATE            AMOUNT             VALUE(a)
U.S. AGENCIES
Bank of America
 FDIC Govt Guaranty
 04-30-12                              2.10%          $4,175,000(l)     $4,267,476
 06-15-12                              3.13            3,810,000         3,998,039
 06-22-12                              2.38            3,055,000(l)      3,152,500
Citigroup Funding
 FDIC Govt Guaranty
 07-12-12                              2.13           15,000,000(l)     15,354,159
General Electric Capital
 FDIC Govt Guaranty
 12-28-12                              2.63            7,580,000(l)      7,850,432
Goldman Sachs Group
 FDIC Govt Guaranty
 07-15-11                              1.63            7,750,000         7,863,414
JPMorgan Chase & Co
 FDIC Govt Guaranty
 02-23-11                              1.65            2,940,000(l)      2,983,625
Morgan Stanley
 FDIC Govt Guaranty
 02-10-12                              0.55            8,300,000         8,357,411
----------------------------------------------------------------------------------
TOTAL FDIC-INSURED DEBT
(Cost: $52,703,058)                                                    $53,827,056
----------------------------------------------------------------------------------



GOVERNMENT GUARANTEED (0.1%)(m)
                                      COUPON         PRINCIPAL
ISSUER                                 RATE            AMOUNT             VALUE(a)
UK Barclays Bank
 Govt Guaranty
 03-05-12                              2.70%            $780,000(c,d)     $805,449
----------------------------------------------------------------------------------
TOTAL GOVERNMENT GUARANTEED
(Cost: $779,329)                                                          $805,449
----------------------------------------------------------------------------------



U.S. GOVERNMENT AGENCIES (1.4%)
                                      COUPON         PRINCIPAL
ISSUER                                 RATE            AMOUNT             VALUE(a)
Federal Home Loan Bank Disc Nts
 12-18-09                              0.05%         $10,000,000        $9,999,775
----------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $9,999,788)                                                      $9,999,775
----------------------------------------------------------------------------------





MONEY MARKET FUND (2.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.20%              17,695,714(p)        $17,695,714
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $17,695,714)                                                       $17,695,714
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL
RECEIVED FOR SECURITIES ON
LOAN (12.4%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     87,374,221           $87,374,221
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $87,374,221)                                                       $87,374,221
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $798,596,919)(q)                                                  $815,008,631
=====================================================================================






See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT NOV. 30, 2009


                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION/
CONTRACT DESCRIPTION       LONG/(SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
U.S. Long Bond, 20-year          12         $1,472,625   March 2010          $24,545
U.S. Treasury Note, 2-           75         16,341,797   April 2010           45,590
  year
U.S. Treasury Note, 5-          (51)        (5,980,547)  April 2010         (160,585)
  year
U.S. Treasury Note, 10-         209         25,066,938   March 2010          233,803
  year
------------------------------------------------------------------------------------
Total                                                                       $143,353
------------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

     MGIC  --   Mortgage Guaranty Insurance Corporation


(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2009, the value of foreign securities, excluding short-term securities, represented 0.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2009, the value of these securities amounted to $32,843,340 or 4.7% of net assets.

(e) At Nov. 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $26,726,155. See Note 2 to the financial statements.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.


--------------------------------------------------------------------------------
   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(h) Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Nov. 30, 2009:

                            PRINCIPAL    SETTLEMENT     PROCEEDS
     SECURITY                 AMOUNT        DATE       RECEIVABLE       VALUE
     ---------------------------------------------------------------------------
     Federal Natl Mtge
       Assn
       12-01-39 5.50%      $16,000,000    12-14-09    $16,793,124    $17,015,008


(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2009.

(j) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2009.

(k) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Nov. 30, 2009.

(l) At Nov. 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(m)  This debt is guaranteed by the HM Treasury, United Kingdom.

(n) At Nov. 30, 2009, investments in securities included securities valued at $455,372 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(o) This debt is guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(p) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Nov. 30, 2009.

(q) At Nov. 30, 2009, the cost of securities for federal income tax purposes was approximately $798,597,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $21,924,000
     Unrealized depreciation                          (5,512,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $16,412,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
18  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model

--------------------------------------------------------------------------------
   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Nov. 30, 2009:

                                                FAIR VALUE AT NOV. 30, 2009
                             ----------------------------------------------------------------
                                  LEVEL 1           LEVEL 2
                               QUOTED PRICES         OTHER          LEVEL 3
                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                  IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Bonds
  Foreign Government
    Obligations &
    Agencies                            $--          $404,966             $--        $404,966
  U.S. Government
    Obligations &
    Agencies                     54,903,145       226,498,113              --     281,401,258
  Asset-Backed Securities                --        40,647,836      19,860,527      60,508,363
  Commercial Mortgage-
    Backed Securities                    --        12,320,743              --      12,320,743
  Residential Mortgage-
    Backed Securities                    --       284,741,940       5,929,146     290,671,086
---------------------------------------------------------------------------------------------
Total Bonds                      54,903,145       564,613,598      25,789,673     645,306,416
---------------------------------------------------------------------------------------------
Short-Term Securities
  U.S. Government
    Agencies                             --         9,999,775              --       9,999,775
---------------------------------------------------------------------------------------------
Total Short-Term
  Securities                             --         9,999,775              --       9,999,775
---------------------------------------------------------------------------------------------
Other
  FDIC-Insured Debt
    Securities                           --        53,827,056              --      53,827,056
  Government Guaranteed                  --           805,449              --         805,449
  Affiliated Money Market
    Fund(a)                      17,695,714                --              --      17,695,714
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                         87,374,221                --              --      87,374,221
---------------------------------------------------------------------------------------------
Total Other                     105,069,935        54,632,505              --     159,702,440
---------------------------------------------------------------------------------------------
Investments in Securities       159,973,080       629,245,878      25,789,673     815,008,631
Other Financial
  Instruments(b)                    143,353                --              --         143,353
---------------------------------------------------------------------------------------------
Total                          $160,116,433      $629,245,878     $25,789,673    $815,151,984
---------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Nov. 30, 2009.

(b) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.


--------------------------------------------------------------------------------
20  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                      RESIDENTIAL
                                    ASSET-BACKED    MORTGAGE-BACKED
                                     SECURITIES        SECURITIES         TOTAL
----------------------------------------------------------------------------------
Balance as of May 31, 2009                   $--       $6,308,870       $6,308,870
  Accrued discounts/premiums              24,328           65,987           90,315
  Realized gain (loss)                    46,561          276,744          323,305
  Change in unrealized
    appreciation (depreciation)*          95,423          415,714          511,137
  Net purchases (sales)               19,694,215       (4,074,381)      15,619,837
  Transfers in and/or out of
    Level 3                                   --        2,936,212        2,936,212
----------------------------------------------------------------------------------
Balance as of Nov. 30, 2009          $19,860,527       $5,929,146      $25,789,673
----------------------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at Nov. 30, 2009 was $530,340.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.



--------------------------------------------------------------------------------
   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  21

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
NOV. 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $693,526,984)             $ 709,938,696
  Affiliated money market fund (identified cost $17,695,714)          17,695,714
  Investments of cash collateral received for securities on loan
    (identified cost $87,374,221)                                     87,374,221
--------------------------------------------------------------------------------
Total investments in securities (identified cost $798,596,919)       815,008,631
Capital shares receivable                                              1,184,366
Dividends and accrued interest receivable                              3,339,477
Receivable for investment securities sold                             22,868,026
--------------------------------------------------------------------------------
Total assets                                                         842,400,500
--------------------------------------------------------------------------------
LIABILITIES
Forward sale commitments, at value (proceeds receivable
  $16,793,124)                                                        17,015,008
Disbursements in excess of cash                                           31,301
Dividends payable to shareholders                                        315,353
Capital shares payable                                                   944,397
Payable for investment securities purchased                           31,757,492
Payable upon return of securities loaned                              87,374,221
Variation margin payable on futures contracts                             15,344
Accrued investment management services fees                               27,768
Accrued distribution fees                                                147,881
Accrued transfer agency fees                                              10,644
Accrued administrative services fees                                       3,966
Accrued plan administration services fees                                  1,546
Other accrued expenses                                                   655,775
--------------------------------------------------------------------------------
Total liabilities                                                    138,300,696
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 704,099,804
--------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $   1,483,565
Additional paid-in capital                                           792,754,667
Excess of distributions over net investment income                      (517,772)
Accumulated net realized gain (loss)                                (105,953,837)
Unrealized appreciation (depreciation) on investments                 16,333,181
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 704,099,804
--------------------------------------------------------------------------------
*Including securities on loan, at value                            $ 115,626,918
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
22  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $531,544,102          112,007,326                       $4.75(1)
Class B                     $ 77,530,554           16,338,338                       $4.75
Class C                     $ 28,399,208            5,984,363                       $4.75
Class I                     $ 59,449,516           12,514,613                       $4.75
Class R2                    $  3,043,745              641,411                       $4.75
Class R4                    $  4,127,685              869,397                       $4.75
Class W                     $      4,994                1,053                       $4.74
-----------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $4.90. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  23

STATEMENT OF OPERATIONS  -------------------------------------------------------
SIX MONTHS ENDED NOV. 30, 2009 (UNAUDITED)



INVESTMENT INCOME
Income:
Interest                                                            12,004,428
Income distributions from affiliated money market fund                  10,076
Income from securities lending -- net                                  119,015
------------------------------------------------------------------------------
Total income                                                        12,133,519
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                  1,686,583
Distribution fees
  Class A                                                              668,648
  Class B                                                              460,126
  Class C                                                              106,616
  Class R2                                                               4,181
  Class W                                                                    6
Transfer agency fees
  Class A                                                              455,544
  Class B                                                               85,429
  Class C                                                               18,820
  Class R2                                                                  62
  Class R4                                                                 632
  Class W                                                                    5
Administrative services fees                                           241,063
Plan administration services fees
  Class R2                                                               2,091
  Class R4                                                               5,208
Compensation of board members                                           10,170
Custodian fees                                                           6,705
Printing and postage                                                   116,332
Registration fees                                                       39,100
Licensing fees                                                             188
Professional fees                                                       14,675
Other                                                                   13,380
------------------------------------------------------------------------------
Total expenses                                                       3,935,564
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (573,599)
------------------------------------------------------------------------------
Total net expenses                                                   3,361,965
------------------------------------------------------------------------------
Investment income (loss) -- net                                      8,771,554

------------------------------------------------------------------------------


--------------------------------------------------------------------------------
24  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $(2,465,646)
  Futures contracts                                                  1,303,257
------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (1,162,389)
Net change in unrealized appreciation (depreciation) on
  investments                                                       18,116,568
------------------------------------------------------------------------------
Net gain (loss) on investments                                      16,954,179
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $25,725,733
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS  -------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      NOV. 30, 2009   MAY 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                       $   8,771,554  $  22,192,236
Net realized gain (loss) on investments                                  (1,162,389)   (24,011,105)
Net change in unrealized appreciation (depreciation) on
  investments                                                            18,116,568      4,441,905
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          25,725,733      2,623,036
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (7,481,265)   (16,331,022)
    Class B                                                                (951,552)    (2,826,872)
    Class C                                                                (228,900)      (237,025)
    Class I                                                                (760,142)    (2,172,593)
    Class R2                                                                (22,527)           N/A
    Class R4                                                                (59,807)      (134,786)
    Class W                                                                     (68)          (139)
--------------------------------------------------------------------------------------------------
Total distributions                                                      (9,504,261)   (21,702,437)

--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
26  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      NOV. 30, 2009   MAY 31, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                      $  42,364,516  $ 226,294,351
  Class B shares                                                          4,259,880     33,777,836
  Class C shares                                                          3,125,110      7,040,083
  Class I shares                                                         17,406,287     13,901,496
  Class R2 shares                                                           407,355            N/A
  Class R4 shares                                                         1,105,889      2,274,007
Fund merger (Note 10)
  Class A shares                                                         33,719,721            N/A
  Class B shares                                                          4,922,961            N/A
  Class C shares                                                         16,708,376            N/A
  Class R2 shares                                                         3,419,969            N/A
Reinvestment of distributions at net asset value
  Class A shares                                                          6,694,460     14,899,763
  Class B shares                                                            874,055      2,659,409
  Class C shares                                                            160,442        215,459
  Class I shares                                                            741,008      2,176,497
  Class R2 shares                                                             3,304            N/A
  Class R4 shares                                                            59,015        134,521
Conversions from Class B to Class A
  Class A shares                                                         25,761,662     20,630,333
  Class B shares                                                        (25,761,662)   (20,630,333)
Payments for redemptions
  Class A shares                                                       (118,708,435)  (258,638,948)
  Class B shares                                                        (22,075,172)   (57,874,364)
  Class C shares                                                         (4,949,294)    (3,812,662)
  Class I shares                                                         (1,713,307)   (64,443,360)
  Class R2 shares                                                          (822,293)           N/A
  Class R4 shares                                                        (1,464,727)    (2,725,737)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (13,760,880)   (84,121,649)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   2,460,592   (103,201,050)
Net assets at beginning of period                                       701,639,212    804,840,262
--------------------------------------------------------------------------------------------------
Net assets at end of period                                           $ 704,099,804  $ 701,639,212
--------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                              $    (517,772) $     430,828
--------------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For the periods 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                      YEAR ENDED MAY 31,
CLASS A                                              NOV. 30, 2009       -------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007       2006       2005
Net asset value, beginning of period                     $4.63           $4.74      $4.73      $4.68      $4.79      $4.82
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .06             .14        .19        .19        .15        .12
Net gains (losses) (both realized and
 unrealized)                                               .13            (.11)       .01        .05       (.10)      (.03)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .19             .03        .20        .24        .05        .09
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)           (.14)      (.19)      (.19)      (.16)      (.12)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.75           $4.63      $4.74      $4.73      $4.68      $4.79
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.05%            .59%      4.27%      5.12%      1.00%      1.92%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.03%(b)        1.02%      1.04%      1.03%      1.06%      1.01%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .86%(b)         .89%       .89%(d)    .89%       .89%       .93%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.59%(b)        3.00%      3.93%      3.99%      3.27%      2.49%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $532            $529       $539       $514       $641       $894
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                191%            271%       209%       168%       194%       169%
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
28  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                      YEAR ENDED MAY 31,
CLASS B                                              NOV. 30, 2009       -------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007       2006       2005
Net asset value, beginning of period                     $4.63           $4.74      $4.73      $4.68      $4.79      $4.82
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04             .10        .15        .15        .12        .08
Net gains (losses) (both realized and
 unrealized)                                               .13            (.11)       .01        .05       (.11)      (.03)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .17            (.01)       .16        .20        .01        .05
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.05)           (.10)      (.15)      (.15)      (.12)      (.08)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.75           $4.63      $4.74      $4.73      $4.68      $4.79
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             3.64%           (.18%)     3.48%      4.34%       .26%      1.16%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.79%(b)        1.78%      1.80%      1.79%      1.82%      1.76%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.62%(b)        1.65%      1.65%(d)   1.64%      1.64%      1.68%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.87%(b)        2.26%      3.18%      3.23%      2.50%      1.73%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $78            $113       $159       $216       $338       $588
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                191%            271%       209%       168%       194%       169%
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED                      YEAR ENDED MAY 31,
CLASS C                                              NOV. 30, 2009       -------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007       2006       2005
Net asset value, beginning of period                     $4.63           $4.74      $4.73      $4.68      $4.79      $4.82
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04             .10        .15        .15        .12        .08
Net gains (losses) (both realized and
 unrealized)                                               .13            (.11)       .02        .05       (.11)      (.03)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .17            (.01)       .17        .20        .01        .05
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.05)           (.10)      (.16)      (.15)      (.12)      (.08)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.75           $4.63      $4.74      $4.73      $4.68      $4.79
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             3.64%           (.17%)     3.49%      4.34%       .26%      1.16%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.79%(b)        1.78%      1.80%      1.80%      1.83%      1.77%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.62%(b)        1.65%      1.65%(d)   1.64%      1.64%      1.68%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.74%(b)        2.21%      3.18%      3.24%      2.51%      1.73%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $28             $13        $10        $10        $15        $24
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                191%            271%       209%       168%       194%       169%
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
30  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                      YEAR ENDED MAY 31,
CLASS I                                              NOV. 30, 2009       -------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007       2006       2005
Net asset value, beginning of period                     $4.64           $4.74      $4.74      $4.69      $4.79      $4.83
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .07             .16        .20        .20        .17        .14
Net gains (losses) (both realized and
 unrealized)                                               .11            (.11)       .01        .05       (.10)      (.04)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .18             .05        .21        .25        .07        .10
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)           (.15)      (.21)      (.20)      (.17)      (.14)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.75           $4.64      $4.74      $4.74      $4.69      $4.79
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.03%           1.18%      4.45%      5.50%      1.56%      2.06%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .59%(b)         .60%       .60%       .59%       .62%       .57%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .48%(b)         .51%       .51%(d)    .54%       .58%       .57%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.95%(b)        3.49%      4.23%      4.37%      3.66%      2.98%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $59             $42        $93        $55        $62        $31
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                191%            271%       209%       168%       194%       169%
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                     PERIOD ENDED
CLASS R2                                           NOV. 30, 2009(f)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $4.66
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03
Net gains (losses) (both realized and
 unrealized)                                               .09
-------------------------------------------------------------------
Total from investment operations                           .12
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.03)
-------------------------------------------------------------------
Net asset value, end of period                           $4.75
-------------------------------------------------------------------
TOTAL RETURN                                             2.64%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.39%(b)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.28%(b)
-------------------------------------------------------------------
Net investment income (loss)                             1.91%(b)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $3
-------------------------------------------------------------------
Portfolio turnover rate(e)                                191%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
32  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                      YEAR ENDED MAY 31,
CLASS R4                                             NOV. 30, 2009       -------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007       2006       2005
Net asset value, beginning of period                     $4.64           $4.74      $4.73      $4.68      $4.79      $4.82
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .06             .15        .19        .19        .16        .13
Net gains (losses) (both realized and
 unrealized)                                               .12            (.11)       .02        .05       (.11)      (.03)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .18             .04        .21        .24        .05        .10
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)           (.14)      (.20)      (.19)      (.16)      (.13)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.75           $4.64      $4.74      $4.73      $4.68      $4.79
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             3.86%            .93%      4.41%      5.31%      1.19%      2.10%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .89%(b)         .90%       .90%       .86%       .88%       .84%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .78%(b)         .76%       .76%(d)    .72%       .72%       .76%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.69%(b)        3.15%      4.06%      4.09%      3.27%      2.66%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $4              $4         $5         $4        $19       $100
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                191%            271%       209%       168%       194%       169%
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED            YEAR ENDED MAY 31,
CLASS W                                              NOV. 30, 2009       -----------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008      2007(g)
Net asset value, beginning of period                     $4.63           $4.74      $4.73       $4.75
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .06             .14        .18         .08
Net gains (losses) (both realized and
 unrealized)                                               .11            (.12)       .02        (.02)
------------------------------------------------------------------------------------------------------
Total from investment operations                           .17             .02        .20         .06
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.06)           (.13)      (.19)       (.08)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.74           $4.63      $4.74       $4.73
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             3.79%            .52%      4.21%       1.42%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.02%(b)        1.04%      1.06%       1.00%(b)
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .93%(b)         .96%       .95%        .95%(b)
------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.55%(b)        2.95%      3.87%       4.02%(b)
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--             $--        $--         $--
------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                191%            271%       209%        168%
------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(d) For the year ended May 31, 2008, the ratio of net expenses after reduction for waiver/reimbursement, if any, and after reduction for earnings and bank fee credits was 0.88% for Class A, 1.64% for Class B, 1.64% for Class C, 0.50% for Class I and 0.75% for Class R4.
(e) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 173% for the six months ended Nov. 30, 2009 and 199% for the year ended May 31, 2009.
(f) For the period from Aug. 3, 2009 (when shares became publicly available) to Nov. 30, 2009.
(g) For the period from Dec. 1, 2006 (when shares became publicly available) to May 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF NOV. 30, 2009)

1. ORGANIZATION

RiverSource Short Duration U.S. Government Fund (the Fund) is a series of RiverSource Government Income Series, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. RiverSource Government Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Fund's Board of Directors (the Board). The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills and notes, and of its agencies and instrumentalities.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R4 and Class W shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2 and Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors. Class R2 became available effective Aug. 3, 2009.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Nov. 30, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and affiliated funds-of-funds in the RiverSource Family of Funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM )(Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have a material effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the

--------------------------------------------------------------------------------
36  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Nov. 30, 2009, the Fund has outstanding when-issued securities of $26,726,155.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

FORWARD SALE COMMITMENTS
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market

--------------------------------------------------------------------------------
   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the Notes to Portfolio of Investments.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to

--------------------------------------------------------------------------------
38  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.


--------------------------------------------------------------------------------
   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


FAIR VALUES OF DERIVATIVE INSTRUMENTS AT NOV. 30, 2009


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Interest rate        Net
  contracts          assets -- unrealiz-
                     ed appreciation on
                     investments           $143,353*  N/A                      N/A
-------------------------------------------------------------------------------------------
Total                                      $143,353                            N/A
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOV. 30, 2009


AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
------------------------------------------------------------------
Interest rate contracts                           $1,303,257
------------------------------------------------------------------
Total                                             $1,303,257
------------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                       RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                             FUTURES
-----------------------------------------------------------------
Interest rate contracts                           $(760,076)
-----------------------------------------------------------------
Total                                             $(760,076)
-----------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of long and short contracts outstanding was $42.9 million and $6.0 million, respectively, at Nov. 30, 2009. The monthly average gross notional amounts for long and short contracts was $107.5 million and $61.6 million, respectively, for the six months ended Nov. 30, 2009. The fair value of such contracts on Nov. 30, 2009 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.48% to 0.25% as the Fund's net assets increase. The

--------------------------------------------------------------------------------
40  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



management fee for the six months ended Nov. 30, 2009 was 0.48% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The fee for the six months ended Nov. 30, 2009 was 0.07% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Nov. 30, 2009, there were no expenses incurred for these particular items.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2 and Class R4 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.


--------------------------------------------------------------------------------
   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


In connection with the acquisition of Seligman U.S. Government Securities Fund (see Note 10), the Fund assumed the obligations of Seligman U.S. Government Securities Fund, which, together with certain other associated investment companies (together, the Guarantors), has severally, but not jointly, guaranteed the performance and observance of all terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent of Seligman U.S. Government Securities Fund, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At Nov. 30, 2009, the Fund's total potential future obligation over the life of the Guaranty is $99,095. Seligman U.S. Government Securities Fund expensed $50,896 related to the Guaranty prior to acquisition by the Fund. This amount is included within other accrued expenses in the Fund's Statement of Assets and Liabilities.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,765,000 and $112,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $167,725 for Class A, $15,049 for Class B and $1,577 for Class C for the six months ended Nov. 30, 2009.


--------------------------------------------------------------------------------
42  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Nov. 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A.............................................  0.86%
Class B.............................................  1.62
Class C.............................................  1.62
Class I.............................................  0.48
Class R2............................................  1.28
Class R4............................................  0.78
Class W.............................................  0.93


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $167,915
Class B..........................................    29,366
Class C..........................................     6,863


The management fees waived/reimbursed at the Fund level were $369,455.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class A.............................................  0.86%
Class B.............................................  1.62
Class C.............................................  1.62
Class I.............................................  0.48
Class R2............................................  1.28
Class R4............................................  0.78
Class W.............................................  0.93


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases of securities (other than short-term obligations, but including mortgage dollar rolls) aggregated $1,379,087,754 for the six months ended Nov. 30, 2009 including $68,506,478* from Seligman U.S. Government

--------------------------------------------------------------------------------
   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Securities Fund that was acquired in the fund merger as described in Note 10. Proceeds from sales of securities (other than short-term obligations, but including mortgage dollar rolls) aggregated $1,430,081,661 for the six months ended Nov. 30, 2009, including $2,166,264* of sales to realign the Fund's portfolio following the fund merger. Realized gains and losses are determined on an identified cost basis.

* Amounts are excluded for purposes of calculating the Fund's portfolio turnover rate.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED    YEAR ENDED
                                        NOV. 30, 2009   MAY 31, 2009*
---------------------------------------------------------------------
CLASS A
Sold                                       9,023,928      48,901,406
Fund merger                                7,186,369             N/A
Converted from Class B**                   5,515,899       4,370,833
Reinvested distributions                   1,430,117       3,226,458
Redeemed                                 (25,385,665)    (56,089,954)
---------------------------------------------------------------------
Net increase (decrease)                   (2,229,352)        408,743
---------------------------------------------------------------------

CLASS B
Sold                                         908,581       7,298,534
Fund merger                                1,049,408             N/A
Reinvested distributions                     187,039         575,044
Converted to Class A**                    (5,515,913)     (4,370,833)
Redeemed                                  (4,722,335)    (12,533,807)
---------------------------------------------------------------------
Net increase (decrease)                   (8,093,220)     (9,031,062)
---------------------------------------------------------------------

CLASS C
Sold                                         666,421       1,525,411
Fund merger                                3,561,144             N/A
Reinvested distributions                      34,220          46,643
Redeemed                                  (1,054,007)       (827,332)
---------------------------------------------------------------------
Net increase (decrease)                    3,207,778         744,722
---------------------------------------------------------------------

CLASS I
Sold                                       3,700,308       2,986,449
Reinvested distributions                     157,996         469,925
Redeemed                                    (366,289)    (13,974,458)
---------------------------------------------------------------------
Net increase (decrease)                    3,492,015     (10,518,084)

---------------------------------------------------------------------


--------------------------------------------------------------------------------
44  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



                                      SIX MONTHS ENDED    YEAR ENDED
                                        NOV. 30, 2009   MAY 31, 2009*
---------------------------------------------------------------------
CLASS R2
Sold                                          86,367             N/A
Fund merger                                  728,900             N/A
Reinvested distributions                         701             N/A
Redeemed                                    (174,557)            N/A
---------------------------------------------------------------------
Net increase (decrease)                      641,411             N/A
---------------------------------------------------------------------

CLASS R4
Sold                                         235,697         491,850
Reinvested distributions                      12,601          29,090
Redeemed                                    (312,962)       (590,144)
---------------------------------------------------------------------
Net increase (decrease)                      (64,664)        (69,204)
---------------------------------------------------------------------


 * Certain line items from the prior year have been renamed to conform to the current year presentation.
** Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Nov. 30, 2009, securities valued at $115,626,918 were on loan, secured by U.S. government securities valued at $30,176,610 and by cash collateral of $87,374,221 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such

--------------------------------------------------------------------------------
   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $119,015 earned from securities lending for the six months ended Nov. 30, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $55,852,309 and $63,585,816, respectively, for the six months ended Nov. 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Nov. 30, 2009, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (A) 1.25% per annum plus (B) if one-month LIBOR exceeds the federal funds rate, the

--------------------------------------------------------------------------------
46  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Nov. 30, 2009.

10. FUND MERGER

At the close of business on Aug. 28, 2009, RiverSource Short Duration U.S. Government Fund acquired the assets and assumed the identified liabilities of Seligman U.S. Government Securities Fund. The reorganization was completed after shareholders approved the plan on June 29, 2009.

The aggregate net assets of RiverSource Short Duration U.S. Government Fund immediately before the acquisition were $655,221,348 and the combined net assets immediately after the acquisition were $713,992,375.

The merger was accomplished by a tax-free exchange of 8,071,788 shares of Seligman U.S. Government Securities Fund valued at $58,771,027.

In exchange for Seligman U.S. Government Securities Fund shares and net assets, RiverSource Short Duration U.S. Government Fund issued the following number of shares:

                                                     SHARES
------------------------------------------------------------
Class A..........................................  7,186,369
Class B..........................................  1,049,408
Class C..........................................  3,561,144
Class R2.........................................    728,900


For financial reporting purposes, net assets received and shares issued by the RiverSource Short Duration U.S. Government Fund were recorded at fair value; however, the Seligman U.S. Government Fund's cost of investments was carried forward to align ongoing reporting of the RiverSource Short Duration U.S. Government Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.


--------------------------------------------------------------------------------
   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The components of Seligman U.S. Government Securities Fund's net assets at the merger date were as follows:

                                                                    EXCESS OF
                                               ACCUMULATED     DISTRIBUTIONS OVER
   TOTAL         CAPITAL       UNREALIZED          NET                 NET
 NET ASSETS       STOCK       APPRECIATION    REALIZED LOSS     INVESTMENT INCOME
---------------------------------------------------------------------------------
$58,771,027    $62,781,203     $1,514,018      $(5,308,301)         $(215,893)


The financial statements reflect the operations of the RiverSource Short Duration U.S. Government Fund for the period prior to the merger and the combined Fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the Seligman U.S. Government Fund that have been included in the combined Fund's Statement of Operations since the merger was completed. Assuming the merger had been completed on June 1, 2009, the RiverSource Short Duration U.S. Government Fund's pro-forma net investment income, net gain on investments, and net increase in net assets from operations for the six months ended Nov. 30, 2009 would have been $5.7 million, $17.3 million, and $23.0 million, respectively.

11. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures and options contracts, recognition of unrealized appreciation (depreciation) for certain derivative investments, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $70,163,196 at May 31, 2009, that if not offset by capital gains will expire as follows:

    2013           2014          2015          2017
$36,267,962    $20,469,230    $9,579,187    $3,846,817


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses

--------------------------------------------------------------------------------
48  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At May 31, 2009, the Fund had a post-October loss of $18,202,656 that is treated for income tax purposes as occurring on June 1, 2009.

For the year ended May 31, 2009, $117,356,906 of capital loss carry-over expired unused. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

12. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Jan. 20, 2010, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

13. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings

--------------------------------------------------------------------------------
   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other

--------------------------------------------------------------------------------
50  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
   RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT  51

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
52  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2009 SEMIANNUAL REPORT

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                             S-6442 AA (1/10)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
U.S. GOVERNMENT MORTGAGE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2009


RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH CURRENT INCOME AS ITS
PRIMARY OBJECTIVE AND, AS ITS SECONDARY OBJECTIVE,
PRESERVATION OF CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    6

Portfolio of Investments...........    8

Statement of Assets and
  Liabilities......................   20

Statement of Operations............   21

Statements of Changes in Net
  Assets...........................   22

Financial Highlights...............   24

Notes to Financial Statements......   29

Proxy Voting.......................   43




--------------------------------------------------------------------------------
          RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource U.S. Government Mortgage Fund (the Fund) Class A shares rose 8.89%
  (excluding sales charge) for the six months ended Nov. 30, 2009.

> The Fund outperformed the Barclays Capital U.S. Mortgage-Backed Securities
  Index (Barclays Index), which gained 4.49% for the same period.

> The Fund also outperformed the Lipper U.S. Mortgage Funds Index, representing the Fund's peer group, which advanced 6.49% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended Nov. 30, 2009)
--------------------------------------------------------------------------------


                                                                   SINCE
                                                                 INCEPTION
                           6 MONTHS*   1 YEAR  3 YEARS  5 YEARS   2/14/02
--------------------------------------------------------------------------
RiverSource U.S.
  Government Mortgage
  Fund Class A (excluding
  sales charge)              +8.89%   +14.14%   +4.95%   +4.43%    +4.58%
--------------------------------------------------------------------------
Barclays Capital U.S.
  Mortgage-Backed
  Securities Index(1)
  (unmanaged)                +4.49%    +9.19%   +7.45%   +6.23%    +5.81%
--------------------------------------------------------------------------
Lipper U.S. Mortgage
  Funds Index(2)             +6.49%   +12.28%   +5.64%   +4.94%    +4.89%
--------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/

--------------------------------------------------------------------------------
2  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Barclays Capital U.S. Mortgage-Backed Securities Index, an unmanaged index, includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association
    (FNMA). The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper U.S. Mortgage Funds Index includes the 10 largest U.S. mortgage funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT NOV. 30, 2009
                                                                   SINCE
Without sales charge       6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  2/14/02)                   +8.89%   +14.14%   +4.95%   +4.43%    +4.58%
--------------------------------------------------------------------------
Class B (inception
  2/14/02)                   +8.48%   +13.27%   +4.16%   +3.65%    +3.80%
--------------------------------------------------------------------------
Class C (inception
  2/14/02)                   +8.48%   +13.28%   +4.16%   +3.65%    +3.80%
--------------------------------------------------------------------------
Class I (inception
  3/4/04)                    +8.92%   +14.86%   +5.44%   +4.86%    +4.59%
--------------------------------------------------------------------------
Class R4 (inception
  2/14/02)                   +8.76%   +14.56%   +5.83%   +4.99%    +5.00%
--------------------------------------------------------------------------

With sales charge
Class A (inception
  2/14/02)                   +3.73%    +8.73%   +3.26%   +3.42%    +3.93%
--------------------------------------------------------------------------
Class B (inception
  2/14/02)                   +3.48%    +8.27%   +3.23%   +3.31%    +3.80%
--------------------------------------------------------------------------
Class C (inception
  2/14/02)                   +7.48%   +12.28%   +4.16%   +3.65%    +3.80%
--------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
          RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
           X              HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)     3.2 years
--------------------------------------
Effective duration(2)        1.5 years
--------------------------------------
Weighted average bond
  rating(3)                        AAA
--------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

Shares of RiverSource U.S. Government Mortgage Fund are not insured or guaranteed by the U.S. government.

There are risks associated with an investment in a bond fund, including the impact of interest rates and credit. These and other risk considerations are discussed in the Fund's prospectus. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.


--------------------------------------------------------------------------------
4  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION(1) (at Nov. 30, 2009; % of portfolio assets)
---------------------------------------------------------------------


Asset-Backed                                3.7%
------------------------------------------------
Commercial Mortgage-Backed                  4.7%
------------------------------------------------
Residential Mortgage-Backed(2)             89.2%
------------------------------------------------
Other(3)                                    2.4%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of Nov. 30, 2009. The Fund's composition is subject to change.

(2) Of the 89.2%, 24.4% is due to forward commitment residential mortgage-backed securities activity. Short-term securities are held as collateral for these commitments.

(3) Cash & Cash Equivalents.

QUALITY BREAKDOWN (at Nov. 30, 2009;
% of portfolio assets excluding cash equivalents and equities)
---------------------------------------------------------------------

AAA bonds                                  95.4%
------------------------------------------------
AA bonds                                    1.2%
------------------------------------------------
A bonds                                     0.8%
------------------------------------------------
BBB bonds                                   0.6%
------------------------------------------------
Non-investment grade bonds                  1.0%
------------------------------------------------
Non-rated bonds                             1.0%
------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating.


--------------------------------------------------------------------------------
          RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
6  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JUNE 1, 2009  NOV. 30, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,088.90        $4.71           .89%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.83        $4.56           .89%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,084.80        $8.72          1.65%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.98        $8.43          1.65%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,084.80        $8.72          1.65%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.98        $8.43          1.65%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,089.20        $2.49           .47%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.96        $2.41           .47%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,087.60        $4.07           .77%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.44        $3.94           .77%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Nov. 30, 2009: +8.89% for Class A, +8.48% for Class B, +8.48% for Class C, +8.92% for Class I and +8.76% for Class R4.


--------------------------------------------------------------------------------
          RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

NOV. 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (122.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (4.6%)
Asset Backed Securities Home Equity
 Series 2005-HE2 Cl M1
 02-25-35                             0.69%            $984,632(i)           $834,276
Bear Stearns Asset Backed Securities Trust
 Series 2006-HE9 Cl 1A1
 11-25-36                             0.29              485,424(i)            437,332
Chase Funding Mtge Loan Asset-Backed Ctfs
 Series 2004-1 Cl 1A4
 08-25-30                             4.11              580,523               521,228
Countrywide Asset-Backed Ctfs
 Series 2005-3 Cl AF3
 08-25-35                             4.82              316,966               312,884
Countrywide Asset-Backed Ctfs
 Series 2005-SD1 Cl A1C
 05-25-35                             0.63            1,293,434(d,i)        1,212,280
Credit-Based Asset Servicing and Securitization LLC
 Series 2006-RP2 Cl A1
 07-25-36                             0.39              110,054(d,i)          107,489
First Franklin Mtge Loan Asset-backed Ctfs
 Series 2005-FFH3 Cl 2A3
 09-25-35                             0.65              248,097(i)            241,319
First Franklin Mtge Loan Asset-backed Ctfs
 Series 2006-FF18 Cl A2A
 12-25-37                             0.31              240,322(i)            235,177
Fremont Home Loan Trust
 Series 2005-A Cl M1
 01-25-35                             0.67              721,405(i)            716,524
JPMorgan Mtge Acquisition
 Series 2006-RM1 Cl A2
 08-25-36                             0.32               81,666(i)             62,074
JPMorgan Mtge Acquisition
 Series 2006-WMC3 Cl A2
 08-25-36                             0.29               12,814(i)             12,649
Long Beach Mtge Loan Trust
 Series 2006-4 Cl 2A2
 05-25-36                             0.34              313,459(i)            305,134
MASTR Asset Backed Securities Trust
 Series 2005-FRE1 Cl A4
 10-25-35                             0.49              467,657(i)            423,094
Morgan Stanley Home Equity Loan Trust
 Series 2006-2 Cl A3
 02-25-36                             0.41              486,967(i)            434,767
NovaStar Home Equity Loan
 Series 2006-4 Cl A2A (MGIC)
 09-25-36                             0.28              134,044(e,i)          132,579
RAAC Series
 Series 2006-SP4 Cl A1
 11-25-36                             0.34              963,081(i)            897,509
RBSSP Resecuritization Trust
 Collateralized Mtge Obligation
 Series 2009-9 Cl 10A1
 10-26-36                             0.33              488,369(d,i)          474,953
Renaissance Home Equity Loan Trust
 Series 2006-4 Cl AF1
 01-25-37                             5.55               97,020                96,260
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                             6.31              195,000(h)             10,357
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                             6.66              130,000(h)              5,482
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                             7.01              190,000(h)              6,074
Residential Asset Mtge Products
 Series 2006 RS4 Cl A2
 07-25-36                             0.35              458,926               439,237
Structured Asset Investment Loan Trust
 Series 2005-9 Cl A5
 11-25-35                             0.47            1,199,766(i)          1,121,399
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2006-NC1 Cl A6
 05-25-36                             0.29              315,900(i)            300,212
Structured Asset Securities
 Series 2007-BC1 Cl A2
 02-25-37                             0.29            1,557,458(i)          1,459,656


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (CONT.)
Target Credit Card Master Trust
 Series 2005-1 Cl A
 10-27-14                             0.30%          $1,500,000(i)         $1,473,834
                                                                      ---------------
Total                                                                      12,273,779
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (5.9%)(f)
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
 07-11-42                             4.57            3,122,000             3,135,951
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR6 Cl A4
 11-11-41                             4.52            3,100,000             3,038,774
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2007-CD4 Cl A2B
 12-11-49                             5.21            3,000,000             3,024,480
Federal Home Loan Mtge Corp
 Multifamily Structured Pass-Through Ctfs
 Series K001 Cl A2
 04-25-16                             5.65            1,673,014             1,867,940
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                             1.09            1,000,000(d,i)          814,806
LB-UBS Commercial Mtge Trust
 Series 2004-C6 Cl A6
 08-15-29                             5.02            2,000,000             1,907,722
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                             5.08            2,000,000(d)          2,033,888
                                                                      ---------------
Total                                                                      15,823,561
-------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE-BACKED (111.9%)(f)
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2007-8 Cl 1A1
 10-25-37                             6.00              853,066               460,194
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2009-R7A Cl 4A2
 08-26-35                             5.39            5,410,975(d,i)          882,665
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
 06-25-35                             6.50              492,429               408,793
Citigroup Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2009-3 Cl 3A2
 01-19-34                             4.68            3,335,000(d,i)        3,218,938
Citigroup Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2009-9 Cl 1A3
 04-25-34                             4.91            2,489,441(d,i)          497,888
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                            41.52            1,481,856(g)            129,737
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-50CB Cl 2A1
 11-25-35                             6.00              828,442               548,542
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
 02-25-37                             6.00              448,860               301,578
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                             0.74            1,713,986(i)            199,597
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                             7.00              383,550(d)            334,823
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                             5.30              354,243(i)            187,922
Credit Suisse Mtge Capital Ctfs
 Collateralized Mtge Obligation
 Series 2009-2R Cl 1A16
 09-26-34                             3.12           17,500,000(d,i)        4,812,500
Federal Home Loan Mtge Corp
 12-01-39                             4.50            3,000,000(b)          3,075,468
 12-01-39                             5.00            3,050,000(b)          3,197,257
 12-01-39                             5.50            2,500,000(b)          2,660,938
 12-01-39                             6.00            8,400,000(b)          9,010,311


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
          RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #555300
 10-01-17                             8.00%            $148,377              $159,328
Federal Home Loan Mtge Corp #A10892
 07-01-33                             6.00              508,019               550,746
Federal Home Loan Mtge Corp #A15111
 10-01-33                             6.00              662,215               716,111
Federal Home Loan Mtge Corp #A21059
 04-01-34                             6.50              433,634               470,814
Federal Home Loan Mtge Corp #A25174
 08-01-34                             6.50              290,915               315,859
Federal Home Loan Mtge Corp #A82297
 10-01-38                             6.50              753,186               814,076
Federal Home Loan Mtge Corp #A83607
 12-01-38                             5.50            5,423,044             5,780,109
Federal Home Loan Mtge Corp #C53098
 06-01-31                             8.00              231,588               266,631
Federal Home Loan Mtge Corp #C53878
 12-01-30                             5.50              744,259               796,968
Federal Home Loan Mtge Corp #C68876
 07-01-32                             7.00              127,947               142,053
Federal Home Loan Mtge Corp #C69665
 08-01-32                             6.50            1,461,437             1,592,224
Federal Home Loan Mtge Corp #C79930
 06-01-33                             5.50              989,868             1,058,965
Federal Home Loan Mtge Corp #D95232
 03-01-22                             6.50              214,819               235,650
Federal Home Loan Mtge Corp #D95371
 04-01-22                             6.50              251,252               276,112
Federal Home Loan Mtge Corp #E81240
 06-01-15                             7.50              440,456               479,157
Federal Home Loan Mtge Corp #E88036
 02-01-17                             6.50              707,857               766,597
Federal Home Loan Mtge Corp #E88468
 12-01-16                             6.50              191,567               210,245
Federal Home Loan Mtge Corp #E89232
 04-01-17                             7.00              309,343               336,373
Federal Home Loan Mtge Corp #E92454
 11-01-17                             5.00              980,220             1,052,828
Federal Home Loan Mtge Corp #E93685
 01-01-18                             5.50              695,600               752,124
Federal Home Loan Mtge Corp #E99684
 10-01-18                             5.00              266,203               287,135
Federal Home Loan Mtge Corp #G01169
 01-01-30                             5.50            1,027,879             1,100,914
Federal Home Loan Mtge Corp #G01535
 04-01-33                             6.00            1,579,370             1,731,387
Federal Home Loan Mtge Corp #G02757
 06-01-36                             5.00            6,684,770             7,023,839
Federal Home Loan Mtge Corp #G03117
 11-01-36                             6.50               88,605                95,787
Federal Home Loan Mtge Corp #G03419
 07-01-37                             6.00            3,714,801             3,993,919
Federal Home Loan Mtge Corp #G03994
 03-01-38                             6.50               19,344                20,908
Federal Home Loan Mtge Corp #G05058
 12-01-38                             6.00            3,378,884             3,628,876
Federal Home Loan Mtge Corp #G12101
 11-01-18                             5.00              547,810               587,360
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2471 Cl SI
 03-15-32                            20.43              207,019(g)             32,134
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2639 Cl UI
 03-15-22                            10.09              790,100(g)             86,299
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                            60.42              211,432(g)              6,692
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
 06-15-32                            45.07              582,278(g)             30,603
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2824 Cl EI
 09-15-20                             0.00            1,274,615(g)             46,457


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 3155 Cl PS
 05-15-36                            20.38%          $1,422,326(g)           $192,764
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 3550 Cl GS
 07-15-39                            22.65            5,015,614(g)            564,055
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 3588 Cl WI
 10-15-12                            17.14           20,376,345(g)          1,898,982
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 3600 Cl DI
 01-15-13                            15.00           14,410,000(g)            412,036
Federal Natl Mtge Assn
 12-01-24                             4.50            7,000,000(b)          7,332,500
 12-01-24                             5.00           20,215,000(b)         21,472,131
 12-01-39                             5.50            7,800,000(b)          8,294,817
 12-01-39                             6.00            6,000,000(b)          6,431,250
Federal Natl Mtge Assn #190353
 08-01-34                             5.00            1,260,887             1,327,010
Federal Natl Mtge Assn #252409
 03-01-29                             6.50              997,915             1,088,471
Federal Natl Mtge Assn #254759
 06-01-18                             4.50            1,363,759             1,450,131
Federal Natl Mtge Assn #254793
 07-01-33                             5.00            1,638,810             1,724,751
Federal Natl Mtge Assn #254916
 09-01-23                             5.50            1,321,611             1,422,460
Federal Natl Mtge Assn #313470
 08-01-10                             7.50               21,996                22,150
Federal Natl Mtge Assn #323362
 11-01-28                             6.00            1,835,004             1,992,090
Federal Natl Mtge Assn #323715
 05-01-29                             6.00              334,486               363,120
Federal Natl Mtge Assn #344909
 04-01-25                             8.00              508,666               571,733
Federal Natl Mtge Assn #357514
 03-01-34                             5.50            1,782,649             1,904,301
Federal Natl Mtge Assn #483691
 12-01-28                             7.00            1,026,239             1,162,030
Federal Natl Mtge Assn #487757
 09-01-28                             7.50              597,116               677,007
Federal Natl Mtge Assn #514704
 01-01-29                             6.00              268,964               291,988
Federal Natl Mtge Assn #545008
 06-01-31                             7.00            1,191,586             1,343,655
Federal Natl Mtge Assn #545339
 11-01-31                             6.50              176,156               194,827
Federal Natl Mtge Assn #545818
 07-01-17                             6.00            1,567,307             1,704,125
Federal Natl Mtge Assn #545864
 08-01-17                             5.50              938,080             1,017,065
Federal Natl Mtge Assn #555458
 05-01-33                             5.50            1,358,429             1,448,004
Federal Natl Mtge Assn #555528
 04-01-33                             6.00            1,444,142             1,564,158
Federal Natl Mtge Assn #555734
 07-01-23                             5.00              557,832               591,969
Federal Natl Mtge Assn #581418
 06-01-31                             7.00              724,522               808,845
Federal Natl Mtge Assn #583088
 06-01-29                             6.00            2,362,484             2,583,978
Federal Natl Mtge Assn #592270
 01-01-32                             6.50              513,131               560,190
Federal Natl Mtge Assn #596505
 08-01-16                             6.50              103,368               112,368
Federal Natl Mtge Assn #601416
 11-01-31                             6.50              225,137               245,802
Federal Natl Mtge Assn #624979
 01-01-32                             6.00              518,231               566,184
Federal Natl Mtge Assn #626670
 03-01-32                             7.00              475,651               537,444
Federal Natl Mtge Assn #627426
 03-01-17                             6.50              339,477               369,601
Federal Natl Mtge Assn #630992
 09-01-31                             7.00            1,439,482             1,631,608
Federal Natl Mtge Assn #630993
 09-01-31                             7.50            1,484,131             1,689,240


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #631388
 05-01-32                             6.50%          $1,226,335            $1,351,132
Federal Natl Mtge Assn #632856
 03-01-17                             6.00              341,482               371,272
Federal Natl Mtge Assn #633674
 06-01-32                             6.50              793,178               878,057
Federal Natl Mtge Assn #635231
 04-01-32                             7.00               72,413                80,717
Federal Natl Mtge Assn #635908
 04-01-32                             6.50              912,328             1,008,412
Federal Natl Mtge Assn #636812
 04-01-32                             7.00               92,106               103,243
Federal Natl Mtge Assn #640200
 10-01-31                             9.50              100,072               115,061
Federal Natl Mtge Assn #640207
 03-01-17                             7.00               33,519                35,208
Federal Natl Mtge Assn #640208
 04-01-17                             7.50               38,719                40,256
Federal Natl Mtge Assn #644805
 05-01-32                             7.00              822,919               927,345
Federal Natl Mtge Assn #645053
 05-01-32                             7.00              466,171               517,687
Federal Natl Mtge Assn #646189
 05-01-32                             6.50              337,537(j)            367,962
Federal Natl Mtge Assn #654071
 09-01-22                             6.50              438,642               480,956
Federal Natl Mtge Assn #654685
 11-01-22                             6.00              468,582               510,297
Federal Natl Mtge Assn #655635
 08-01-32                             6.50              570,961               625,032
Federal Natl Mtge Assn #656514
 09-01-17                             6.50              806,077               878,753
Federal Natl Mtge Assn #660186
 11-01-32                             6.00            1,850,362             2,026,728
Federal Natl Mtge Assn #665752
 09-01-32                             6.50              875,326               954,225
Federal Natl Mtge Assn #667302
 01-01-33                             7.00              485,696               547,084
Federal Natl Mtge Assn #670382
 09-01-32                             6.00              828,716               897,587
Federal Natl Mtge Assn #676683
 12-01-32                             6.00              920,806               997,330
Federal Natl Mtge Assn #677089
 01-01-33                             5.50              410,585(j)            438,989
Federal Natl Mtge Assn #677294
 01-01-33                             6.00            1,196,212             1,295,624
Federal Natl Mtge Assn #681080
 02-01-18                             5.00              562,653               603,363
Federal Natl Mtge Assn #684585
 02-01-33                             5.50            1,159,747             1,248,417
Federal Natl Mtge Assn #684843
 02-01-18                             5.50            1,113,151             1,210,783
Federal Natl Mtge Assn #684853
 03-01-33                             6.50              209,076               228,597
Federal Natl Mtge Assn #688002
 03-01-33                             5.50            1,112,326             1,200,863
Federal Natl Mtge Assn #689026
 05-01-33                             5.50              315,044               338,994
Federal Natl Mtge Assn #689093
 07-01-28                             5.50              693,939               745,849
Federal Natl Mtge Assn #694628
 04-01-33                             5.50            1,631,799             1,760,554
Federal Natl Mtge Assn #694795
 04-01-33                             5.50            1,997,623             2,155,828
Federal Natl Mtge Assn #695460
 04-01-18                             5.50            1,391,546             1,511,575
Federal Natl Mtge Assn #697145
 03-01-23                             5.50              804,703               861,403
Federal Natl Mtge Assn #699424
 04-01-33                             5.50            1,295,161             1,397,598
Federal Natl Mtge Assn #701101
 04-01-33                             6.00            1,592,906             1,722,298
Federal Natl Mtge Assn #704610
 06-01-33                             5.50            1,630,992             1,742,294
Federal Natl Mtge Assn #705655
 05-01-33                             5.00              583,598               614,203
Federal Natl Mtge Assn #708503
 05-01-33                             6.00              257,839               281,628
Federal Natl Mtge Assn #708504
 05-01-33                             6.00              549,697               600,435
Federal Natl Mtge Assn #710780
 05-01-33                             6.00              166,896               180,453
Federal Natl Mtge Assn #711206
 05-01-33                             5.50              809,417               864,654


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #711239
 07-01-33                             5.50%            $518,048              $553,401
Federal Natl Mtge Assn #711501
 05-01-33                             5.50              590,174               631,651
Federal Natl Mtge Assn #723771
 08-01-28                             5.50              687,788               739,237
Federal Natl Mtge Assn #725017
 12-01-33                             5.50            2,336,677             2,524,431
Federal Natl Mtge Assn #725232
 03-01-34                             5.00            1,325,572             1,395,087
Federal Natl Mtge Assn #725424
 04-01-34                             5.50            6,870,698             7,339,569
Federal Natl Mtge Assn #725425
 04-01-34                             5.50            1,994,899             2,134,618
Federal Natl Mtge Assn #725684
 05-01-18                             6.00              506,992               551,354
Federal Natl Mtge Assn #725773
 09-01-34                             5.50            1,393,820             1,488,284
Federal Natl Mtge Assn #726940
 08-01-23                             5.50            1,089,378             1,170,737
Federal Natl Mtge Assn #730153
 08-01-33                             5.50              534,110               570,559
Federal Natl Mtge Assn #733367
 08-01-23                             5.50              771,409               829,328
Federal Natl Mtge Assn #735212
 12-01-34                             5.00            7,125,097             7,498,748
Federal Natl Mtge Assn #743524
 11-01-33                             5.00            1,587,892             1,671,163
Federal Natl Mtge Assn #743579
 11-01-33                             5.50            1,157,136             1,236,102
Federal Natl Mtge Assn #745275
 02-01-36                             5.00            2,858,098             3,003,515
Federal Natl Mtge Assn #745355
 03-01-36                             5.00            2,978,921             3,130,485
Federal Natl Mtge Assn #747339
 10-01-23                             5.50              939,662             1,010,040
Federal Natl Mtge Assn #753507
 12-01-18                             5.00              699,108               753,344
Federal Natl Mtge Assn #759342
 01-01-34                             6.50              336,735               371,195
Federal Natl Mtge Assn #770403
 04-01-34                             5.00            1,268,534             1,335,057
Federal Natl Mtge Assn #776962
 04-01-29                             5.00            1,099,399             1,164,543
Federal Natl Mtge Assn #779676
 06-01-34                             5.00            1,982,604             2,086,574
Federal Natl Mtge Assn #793622
 09-01-34                             5.50            5,096,579             5,441,992
Federal Natl Mtge Assn #797232
 09-01-34                             5.50            4,066,355             4,341,946
Federal Natl Mtge Assn #826585
 08-01-35                             5.00            1,871,467             1,966,685
Federal Natl Mtge Assn #845109
 05-01-36                             6.00            4,481,772             4,819,218
Federal Natl Mtge Assn #886020
 07-01-36                             6.50              840,968               919,405
Federal Natl Mtge Assn #886291
 07-01-36                             7.00              595,963               662,884
Federal Natl Mtge Assn #888414
 11-01-35                             5.00            3,172,343             3,333,749
Federal Natl Mtge Assn #889565
 08-01-37                             5.50                   57                    61
Federal Natl Mtge Assn #893101
 10-01-36                             6.50            2,141,980             2,318,986
Federal Natl Mtge Assn #928046
 01-01-37                             6.00            2,885,247             3,102,486
Federal Natl Mtge Assn #928870
 11-01-37                             8.50              198,576               220,217
Federal Natl Mtge Assn #933966
 07-01-23                             6.00            2,087,707             2,250,714
Federal Natl Mtge Assn #933985
 08-01-23                             5.50            1,716,107             1,839,910
Federal Natl Mtge Assn #941285
 06-01-37                             6.00            3,709,602             3,983,693
Federal Natl Mtge Assn #960606
 10-01-36                             5.50            3,151,316             3,364,892
Federal Natl Mtge Assn #984458
 05-01-38                             6.00            3,885,956             4,170,647
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-119 Cl GI
 12-25-33                             5.44              668,690(g)            138,717


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                             8.63%          $1,520,756(g)           $193,955
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                             5.34              352,548(g)             40,826
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                             7.82              131,759(g)             10,112
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-70 Cl YJ
 08-25-35                             0.00            1,535,290(g)             63,883
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-22 Cl JS
 03-25-37                            31.01            1,151,163(g)            123,822
Govt Natl Mtge Assn
 12-01-39                             4.50           10,000,000(b)         10,281,251
 12-01-39                             5.00            7,000,000(b)          7,357,659
 12-01-39                             6.00            2,500,000(b)          2,675,780
Govt Natl Mtge Assn #3931
 12-20-36                             6.00            2,527,380             2,718,399
Govt Natl Mtge Assn #518371
 02-15-30                             7.00              115,850               129,418
Govt Natl Mtge Assn #528344
 03-15-30                             7.00              208,563               232,989
Govt Natl Mtge Assn #556293
 12-15-31                             6.50              303,118               330,345
Govt Natl Mtge Assn #583182
 02-15-32                             6.50              545,622               593,098
Govt Natl Mtge Assn #595256
 12-15-32                             6.00              267,422               289,450
Govt Natl Mtge Assn #619613
 09-15-33                             5.00            1,041,120             1,103,058
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                             0.00            4,902,377(c,g)               --
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-AR25 Cl 3A3
 09-25-36                            20.00            9,247,385(g)             99,076
Jefferies & Co
 Collateralized Mtge Obligation
 Series 2009-R10 Cl 1A1
 06-26-47                             0.36              249,713(d,i)          243,470
Jefferies & Co
 Collateralized Mtge Obligation
 Series 2009-R10 Cl 2A1
 05-26-48                             0.33              396,730(d,i)          384,828
Jefferies & Co
 Collateralized Mtge Obligation
 Series 2009-R6 Cl 4A2
 04-26-35                             4.87            5,125,699(d)          1,025,140
JP Morgan Reremic
 Collateralized Mtge Obligation
 Series 2009-3 Cl 1A2
 02-26-35                             4.49            1,449,242(d,i)          154,431
JPMorgan Mtge Trust
 Collateralized Mtge Obligation
 Series 2004-S2 Cl 4A5
 11-25-34                             6.00              799,321               712,644
JPMorgan Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-S4 Cl A6
 01-25-37                             6.00              668,695               639,200
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                             5.00              270,884               257,245
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                             5.00              399,732               379,506


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Washington Mutual Alternative Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-5 Cl 3A1B
 07-25-36                             0.30%             $59,563(i)            $58,420
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-AR9 Cl A6
 08-25-34                             2.95            1,212,021(i)          1,195,437
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2004-F Cl A3
 06-25-34                             4.72            1,020,502(i)          1,009,338
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-12 Cl A1
 10-25-36                             6.00            1,369,459             1,343,141
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-8 Cl 2A7
 07-25-37                             6.00            1,841,209             1,751,125
                                                                      ---------------
Total                                                                     299,118,287
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $312,384,581)                                                     $327,215,627
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.20%              8,133,522(k)          $8,133,522
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $8,133,522)                                                         $8,133,522
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $320,518,103)(l)                                                  $335,349,149
=====================================================================================



INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT NOV. 30, 2009



                            NUMBER OF                                   UNREALIZED
                            CONTRACTS       NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION      LONG (SHORT)    MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
U.S. Treasury Note, 2-
  year                        (265)       $(58,022,579)   Jan. 2010        $(309,460)
U.S. Treasury Note, 5-
  year                          (9)         (1,066,148)   Jan. 2010          (24,881)
U.S. Treasury Note, 10-
  year                         133          15,951,687   March 2010          102,535
------------------------------------------------------------------------------------
Total                                                                      $(231,806)
------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At Nov. 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $81,094,933. See Note 2 to the financial statements.

(c)  Negligible market value.


--------------------------------------------------------------------------------
         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2009, the value of these securities amounted to $16,198,099 or 6.1% of net assets.

(e) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

     MGIC -- Mortgage Guaranty Insurance Corporation

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2009.

(h)  This position is in bankruptcy.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2009.

(j) At Nov. 30, 2009, investments in securities included securities valued at $164,494 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(k) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at Nov. 30, 2009.

(l) At Nov. 30, 2009, the cost of securities for federal income tax purposes was approximately $320,518,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $18,555,000
     Unrealized depreciation                          (3,724,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $14,831,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
16  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of Nov. 30, 2009:

                                                FAIR VALUE AT NOV. 30, 2009
                             ----------------------------------------------------------------
                                  LEVEL 1           LEVEL 2
                               QUOTED PRICES         OTHER          LEVEL 3
                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                  IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Bonds
  Asset-Backed Securities              $--        $12,273,779            $--      $12,273,779
  Commercial Mortgage-
    Backed Securities                   --         15,823,561             --       15,823,561
  Residential Mortgage-
    Backed Securities                   --        290,305,645      8,812,642      299,118,287
---------------------------------------------------------------------------------------------
Total Bonds                             --        318,402,985      8,812,642      327,215,627
---------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(a)                      8,133,522                 --             --        8,133,522
---------------------------------------------------------------------------------------------
Total Other                      8,133,522                 --             --        8,133,522
---------------------------------------------------------------------------------------------
Investments in Securities        8,133,522        318,402,985      8,812,642      335,349,149
Other Financial
  Instruments(b)                  (231,806)                --             --         (231,806)
---------------------------------------------------------------------------------------------
Total                           $7,901,716       $318,402,985     $8,812,642     $335,117,343
---------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Nov. 30, 2009.
(b) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                    RESIDENTIAL
                                                  MORTGAGE-BACKED
                                                     SECURITIES
-----------------------------------------------------------------
Balance as of May 30, 2009                           $8,941,664
  Accrued discounts/premiums                             78,815
  Realized gain (loss)                               (1,263,316)
  Change in unrealized appreciation
    (depreciation)*                                   6,033,254
  Net purchases (sales)                              (3,072,394)
  Transfers in and/or out of Level 3                 (1,905,381)
-----------------------------------------------------------------
Balance as of Nov. 30, 2009                          $8,812,642
-----------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at Nov. 30, 2009 was $7,056,216.



--------------------------------------------------------------------------------
18  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT  19

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
NOV. 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $312,384,581)              $327,215,627
  Affiliated money market fund (identified cost $8,133,522)           8,133,522
-------------------------------------------------------------------------------
Total investments in securities (identified cost $320,518,103)      335,349,149
Capital shares receivable                                               133,490
Dividends and accrued interest receivable                             1,661,949
Receivable for investment securities sold                            23,022,814
-------------------------------------------------------------------------------
Total assets                                                        360,167,402
-------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                         192,683
Dividends payable to shareholders                                       273,919
Capital shares payable                                                  420,798
Payable for investment securities purchased                          10,635,729
Payable for securities purchased on a forward-commitment basis       81,094,933
Variation margin payable on futures contracts                            31,064
Accrued investment management services fees                              10,548
Accrued distribution fees                                                23,983
Accrued transfer agency fees                                              1,824
Accrued administrative services fees                                      1,538
Accrued plan administration services fees                                    14
Other accrued expenses                                                   56,909
-------------------------------------------------------------------------------
Total liabilities                                                    92,743,942
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $267,423,460
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    527,176
Additional paid-in capital                                          273,702,727
Undistributed net investment income                                     446,264
Accumulated net realized gain (loss)                                (21,851,947)
Unrealized appreciation (depreciation) on investments                14,599,240
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $267,423,460
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $ 78,953,667           15,557,288                       $5.08(1)
Class B                     $ 19,647,042            3,869,743                       $5.08
Class C                     $  4,530,027              892,122                       $5.08
Class I                     $164,228,429           32,385,757                       $5.07
Class R4                    $     64,295               12,685                       $5.07
-----------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $5.33. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS  -------------------------------------------------------
SIX MONTHS ENDED NOV. 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                           $ 8,465,945
Income distributions from affiliated money market fund                  12,571
------------------------------------------------------------------------------
Total income                                                         8,478,516
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    731,827
Distribution fees
  Class A                                                               99,593
  Class B                                                              108,031
  Class C                                                               21,549
Transfer agency fees
  Class A                                                               88,308
  Class B                                                               25,370
  Class C                                                                4,896
  Class R4                                                                  16
Administrative services fees                                           106,725
Plan administration services fees -- Class R4                               81
Compensation of board members                                            4,374
Custodian fees                                                           7,775
Printing and postage                                                    20,349
Registration fees                                                       27,600
Professional fees                                                       16,438
Other                                                                    7,349
------------------------------------------------------------------------------
Total expenses                                                       1,270,281
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (233,479)
------------------------------------------------------------------------------
Total net expenses                                                   1,036,802
------------------------------------------------------------------------------
Investment income (loss) -- net                                      7,441,714
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                                853,136
  Futures contracts                                                    195,043
------------------------------------------------------------------------------
Net realized gain (loss) on investments                              1,048,179
Net change in unrealized appreciation (depreciation) on
  investments                                                       16,811,729
------------------------------------------------------------------------------
Net gain (loss) on investments                                      17,859,908
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $25,301,622
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED    YEAR ENDED
                                                                      NOV. 30, 2009  MAY 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  7,441,714  $ 17,054,737
Net realized gain (loss) on investments                                   1,048,179   (18,382,125)
Net change in unrealized appreciation (depreciation) on
  investments                                                            16,811,729     2,926,890
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          25,301,622     1,599,502
-------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (1,762,018)   (3,899,777)
    Class B                                                                (393,043)   (1,013,132)
    Class C                                                                 (79,203)     (152,824)
    Class I                                                              (4,795,772)  (11,827,943)
    Class R4                                                                 (1,470)     (290,189)
  Net realized gain
    Class A                                                                      --      (635,778)
    Class B                                                                      --      (193,543)
    Class C                                                                      --       (29,317)
    Class I                                                                      --    (1,808,398)
    Class R4                                                                     --          (451)
-------------------------------------------------------------------------------------------------
Total distributions                                                      (7,031,506)  (19,851,352)

-------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                   SIX MONTHS ENDED    YEAR ENDED
                                                                      NOV. 30, 2009  MAY 31, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $  7,869,828  $ 16,869,316
  Class B shares                                                          1,300,996     7,170,065
  Class C shares                                                            744,596     1,148,620
  Class I shares                                                          4,319,981    73,431,416
  Class R4 shares                                                               287        75,985
Reinvestment of distributions at net asset value
  Class A shares                                                          1,537,866     4,107,536
  Class B shares                                                            346,739     1,103,090
  Class C shares                                                             70,459       167,436
  Class I shares                                                          4,705,400    13,610,360
  Class R4 shares                                                             1,208       161,216
Conversions from Class B to Class A
  Class A shares                                                          2,147,725     3,005,081
  Class B shares                                                         (2,147,725)   (3,005,081)
Payments for redemptions
  Class A shares                                                        (16,374,691)  (36,083,563)
  Class B shares                                                         (5,321,668)  (13,405,861)
  Class C shares                                                           (639,706)   (1,228,211)
  Class I shares                                                        (78,257,415)  (75,837,805)
  Class R4 shares                                                            (5,098)  (41,377,098)
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (79,701,218)  (50,087,498)
-------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (61,431,102)  (68,339,348)
Net assets at beginning of period                                       328,854,562   397,193,910
-------------------------------------------------------------------------------------------------
Net assets at end of period                                            $267,423,460  $328,854,562
-------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $    446,264  $     36,056
-------------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                                         YEAR ENDED MAY 31,
CLASS A                                            SIX MONTHS ENDED      -------------------------------------------------
PER SHARE DATA                                       NOV. 30, 2009        2009       2008       2007       2006       2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $4.77           $4.99      $5.00      $4.92      $5.12      $5.03
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .12             .21        .23        .22        .21        .19
Net gains (losses) (both realized and
 unrealized)                                               .30            (.18)      (.02)       .09       (.20)       .10
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .42             .03        .21        .31        .01        .29
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.11)           (.21)      (.22)      (.23)      (.20)      (.20)
Distributions from realized gains                           --            (.04)        --         --       (.01)        --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.11)           (.25)      (.22)      (.23)      (.21)      (.20)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $5.08           $4.77      $4.99      $5.00      $4.92      $5.12
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.89%            .79%      4.31%      6.30%       .12%      5.78%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.08%(b)        1.08%      1.09%      1.17%      1.19%      1.10%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement(c)                                         .89%(b)         .89%       .89%       .89%       .89%       .95%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             4.68%(b)        4.51%      4.56%      4.45%      4.08%      3.67%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $79             $79        $95       $111       $126       $159
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                266%            431%       354%       306%       178%       137%
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
24  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                         YEAR ENDED MAY 31,
CLASS B                                            SIX MONTHS ENDED      -------------------------------------------------
PER SHARE DATA                                       NOV. 30, 2009        2009       2008       2007       2006       2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $4.77           $4.99      $5.00      $4.93      $5.12      $5.04
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10             .18        .19        .19        .17        .15
Net gains (losses) (both realized and
 unrealized)                                               .30            (.18)      (.01)       .07       (.19)       .09
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .40              --        .18        .26       (.02)       .24
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)           (.18)      (.19)      (.19)      (.16)      (.16)
Distributions from realized gains                           --            (.04)        --         --       (.01)        --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.09)           (.22)      (.19)      (.19)      (.17)      (.16)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $5.08           $4.77      $4.99      $5.00      $4.93      $5.12
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.48%            .03%      3.53%      5.30%      (.42%)     4.78%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.84%(b)        1.84%      1.86%      1.94%      1.95%      1.86%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement(c)                                        1.65%(b)        1.65%      1.65%      1.64%      1.64%      1.69%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.92%(b)        3.75%      3.79%      3.70%      3.31%      2.90%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $20             $24        $34        $44        $64        $98
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                266%            431%       354%       306%       178%       137%
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                                         YEAR ENDED MAY 31,
CLASS C                                            SIX MONTHS ENDED      -------------------------------------------------
PER SHARE DATA                                       NOV. 30, 2009        2009       2008       2007       2006       2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $4.77           $4.99      $5.00      $4.93      $5.12      $5.04
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10             .18        .19        .19        .17        .15
Net gains (losses) (both realized and
 unrealized)                                               .30            (.18)      (.01)       .07       (.19)       .09
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .40              --        .18        .26       (.02)       .24
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)           (.18)      (.19)      (.19)      (.16)      (.16)
Distributions from realized gains                           --            (.04)        --         --       (.01)        --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.09)           (.22)      (.19)      (.19)      (.17)      (.16)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $5.08           $4.77      $4.99      $5.00      $4.93      $5.12
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.48%            .03%      3.53%      5.30%      (.43%)     4.79%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.84%(b)        1.83%      1.85%      1.94%      1.95%      1.85%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement(c)                                        1.65%(b)        1.65%      1.65%      1.64%      1.64%      1.70%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.94%(b)        3.76%      3.80%      3.70%      3.31%      2.90%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $5              $4         $4         $5         $7        $11
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                266%            431%       354%       306%       178%       137%
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
26  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                         YEAR ENDED MAY 31,
CLASS I                                            SIX MONTHS ENDED      -------------------------------------------------
PER SHARE DATA                                       NOV. 30, 2009        2009       2008       2007       2006       2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $4.77           $4.99      $5.00      $4.92      $5.11      $5.03
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .13             .23        .25        .24        .22        .20
Net gains (losses) (both realized and
 unrealized)                                               .29            (.18)      (.02)       .08       (.19)       .09
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .42             .05        .23        .32        .03        .29
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.12)           (.23)      (.24)      (.24)      (.21)      (.21)
Distributions from realized gains                           --            (.04)        --         --       (.01)        --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.12)           (.27)      (.24)      (.24)      (.22)      (.21)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $5.07           $4.77      $4.99      $5.00      $4.92      $5.11
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.92%           1.21%      4.74%      6.68%       .59%      5.92%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .60%(b)         .61%       .63%       .63%       .73%       .66%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement(c)                                         .47%(b)         .48%       .48%       .54%       .54%       .62%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             5.09%(b)        4.93%      4.97%      4.90%      4.99%      3.99%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $164            $222       $222       $207         $6        $--
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                266%            431%       354%       306%       178%       137%
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                                         YEAR ENDED MAY 31,
CLASS R4                                           SIX MONTHS ENDED      -------------------------------------------------
PER SHARE DATA                                       NOV. 30, 2009        2009       2008       2007       2006       2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $4.77           $4.99      $5.00      $4.92      $5.11      $5.03
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .12             .23        .23        .23        .21        .20
Net gains (losses) (both realized and
 unrealized)                                               .29            (.10)      (.01)       .08       (.19)       .08
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .41             .13        .22        .31        .02        .28
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.11)           (.31)      (.23)      (.23)      (.20)      (.20)
Distributions from realized gains                           --            (.04)        --         --       (.01)        --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.11)           (.35)      (.23)      (.23)      (.21)      (.20)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $5.07           $4.77      $4.99      $5.00      $4.92      $5.11
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             8.76%           2.82%      4.46%      6.51%       .49%      5.75%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .91%(b)         .89%       .93%       .99%      1.04%       .94%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement(c)                                         .77%(b)         .70%       .75%       .71%       .71%       .77%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             4.80%(b)        4.38%      4.69%      4.63%      4.40%      3.99%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--             $--        $42        $40        $35        $--
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                266%            431%       354%       306%       178%       137%
--------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(d) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 136% for the six months ended Nov. 30, 2009 and 162% for the year ended May 31, 2009.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF NOV. 30, 2009)

1. ORGANIZATION

RiverSource U.S. Government Mortgage Fund (the Fund) is a series of RiverSource Government Income Series, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. RiverSource Government Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Fund's Board of Directors (the Board). The Fund invests primarily in mortgage-backed securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At Nov. 30, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and affiliated funds-of-funds in the RiverSource Family of Funds owned 100% of Class I shares. At Nov. 30, 2009, the Investment Manager, RiverSource Life Insurance Company and affiliated funds-of-funds in the RiverSource Family of Funds owned approximately 61% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have a material effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the

--------------------------------------------------------------------------------
30  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Nov. 30, 2009, the Fund has outstanding when-issued securities of $81,094,933.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

FORWARD SALE COMMITMENTS
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market

--------------------------------------------------------------------------------
         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


price established at the date the commitment was entered into. At Nov. 30, 2009, the Fund had no outstanding forward sale commitments.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments

--------------------------------------------------------------------------------
32  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.


--------------------------------------------------------------------------------
         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT NOV. 30, 2009


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Interest rate                                         Net
  contracts                                           assets -- unrealiz-
                                                      ed depreciation on
                             N/A              N/A     investments           $231,806*
-------------------------------------------------------------------------------------------
Total                                         N/A                           $231,806
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOV. 30, 2009


          AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                 FUTURES
--------------------------------------------------------------------------------------
Interest rate contracts                                               $195,043
--------------------------------------------------------------------------------------
Total                                                                 $195,043
--------------------------------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                 FUTURES
--------------------------------------------------------------------------------------
Interest rate contracts                                               $(395,370)
--------------------------------------------------------------------------------------
Total                                                                 $(395,370)
--------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of long and short contracts outstanding was $16 million and $59.1 million, respectively, at Nov. 30, 2009. The monthly average gross notional amount for long and short contracts was $4.1 million and $23.1 million, respectively, for the six months ended Nov. 30, 2009. The fair value of such contracts on Nov. 30, 2009 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.48% to 0.29% as the Fund's net assets increase. The

--------------------------------------------------------------------------------
34  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


management fee for the six months ended Nov. 30, 2009 was 0.48% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of the Investment Manager, an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The fee for the six months ended Nov. 30, 2009 was 0.07% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Nov. 30, 2009, other expenses paid to this company were $915.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.


--------------------------------------------------------------------------------
         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $927,000 and $39,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $37,424 for Class A, $2,455 for Class B and $64 for Class C for the six months ended Nov. 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Nov. 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A.............................................  0.89%
Class B.............................................  1.65
Class C.............................................  1.65
Class I.............................................  0.47
Class R4............................................  0.77


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $20,584
Class B...........................................    5,924
Class C...........................................    1,114




--------------------------------------------------------------------------------
36  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The management fees waived/reimbursed at the Fund level were $205,857.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class A.............................................  0.89%
Class B.............................................  1.65
Class C.............................................  1.65
Class I.............................................  0.47
Class R4............................................  0.77


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations, but including mortgage-dollar rolls) aggregated $969,330,057 and $1,044,138,971, respectively, for the six months ended Nov. 30, 2009. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED    YEAR ENDED
                                        NOV. 30, 2009   MAY 31, 2009*
---------------------------------------------------------------------
CLASS A
Sold                                       1,610,275       3,541,015
Converted from Class B**                     441,920         607,087
Reinvested distributions                     312,897         866,721
Redeemed                                  (3,350,872)     (7,573,975)
---------------------------------------------------------------------
Net increase (decrease)                     (985,780)     (2,559,152)
---------------------------------------------------------------------

CLASS B
Sold                                         265,685       1,504,114
Reinvested distributions                      70,620         232,629
Converted to Class A**                      (441,920)       (607,087)
Redeemed                                  (1,089,370)     (2,806,248)
---------------------------------------------------------------------
Net increase (decrease)                   (1,194,985)     (1,676,592)

---------------------------------------------------------------------


--------------------------------------------------------------------------------
         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                                      SIX MONTHS ENDED    YEAR ENDED
                                        NOV. 30, 2009   MAY 31, 2009*
---------------------------------------------------------------------
CLASS C
Sold                                         151,854         240,131
Reinvested distributions                      14,322          35,345
Redeemed                                    (130,792)       (256,741)
---------------------------------------------------------------------
Net increase (decrease)                       35,384          18,735
---------------------------------------------------------------------

CLASS I
Sold                                         889,677      15,087,681
Reinvested distributions                     959,782       2,874,393
Redeemed                                 (15,938,957)    (15,906,305)
---------------------------------------------------------------------
Net increase (decrease)                  (14,089,498)      2,055,769
---------------------------------------------------------------------

CLASS R4
Sold                                              59          22,129
Reinvested distributions                         246          32,732
Redeemed                                      (1,047)     (8,546,518)
---------------------------------------------------------------------
Net increase (decrease)                         (742)     (8,491,657)
---------------------------------------------------------------------


 * Certain line items from the prior year have been renamed to conform to the current year presentation.
** Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $97,015,317 and $97,502,256, respectively, for the six months ended Nov. 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Nov. 30, 2009, can be found in the Portfolio of Investments.

8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the

--------------------------------------------------------------------------------
38  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (A) 1.25% per annum plus (B) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Nov. 30, 2009.

9. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures and options contracts, recognition of unrealized appreciation (depreciation) for certain derivative investments, post-October losses, and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $410,120 at May 31, 2009, that if not offset by capital gains will expire in 2017.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses

--------------------------------------------------------------------------------
         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At May 31, 2009, the Fund had a post-October loss of $13,025,448 that is treated for income tax purposes as occurring on June 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

10. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Jan. 20, 2010, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

11. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v.

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40  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other

--------------------------------------------------------------------------------
         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
42  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
         RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2009 SEMIANNUAL REPORT  43

RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                              S-6256 J (1/10)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a)      The complete schedule of investments is included in Item 1 of this Form
         N-CSR.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   RiverSource Government Income Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date February 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date February 3, 2010


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date February 3, 2010